File No. 333-[]

 As filed with the Securities and Exchange Commission on April 18, 2005

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      [ ] Pre-Effective Amendment No. ____

                      [ ] Post-Effective Amendment No. ____


                         FRANKLIN CUSTODIAN FUNDS, INC.
         --------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (650) 312-2000
                               -------------------
               Registrant's Telephone Number, Including Area Code

                    ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403
     -----------------------------------------------------------------------
               (Address of Principal Executive Offices)(Zip Code)


          MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94404
     -----------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)


Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Class A shares of common stock, $0.01 per share par value, of Franklin Income Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on May 18, 2005, pursuant to Rule 488.




                                     PART A




[LOGO]



                           FRANKLIN MULTI-INCOME TRUST

                        IMPORTANT SHAREHOLDER INFORMATION

These materials are for a Meeting of Shareholders scheduled for July 13, 2005 at 2:00 p.m. Pacific time. They discuss a proposal to be voted on at the meeting and contain your prospectus/proxy statement and proxy card. A proxy card is, in essence, a ballot. When you complete the proxy card, it tells us how you wish to vote on important issues relating to your Trust. If you complete and sign the proxy card, we'll vote it exactly as you tell us. If you simply sign and return the proxy card, we'll vote it in accordance with the Board of Trustees' recommendation on page 3 of the prospectus/proxy statement.

WE URGE YOU TO SPEND A FEW MINUTES REVIEWING THE PROPOSAL IN THE
PROSPECTUS/PROXY STATEMENT. THEN, FILL OUT THE PROXY CARD AND RETURN IT TO US SO THAT WE KNOW HOW YOU WOULD LIKE TO VOTE. WHEN SHAREHOLDERS RETURN THEIR PROXY CARDS PROMPTLY, THE TRUST MAY BE ABLE TO SAVE MONEY BY NOT HAVING TO CONDUCT ADDITIONAL MAILINGS.

WE WELCOME YOUR COMMENTS. IF YOU HAVE ANY QUESTIONS, CALL FUND INFORMATION AT 1-800-DIAL BEN(R) (1-800-342-5336).



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                          TELEPHONE AND INTERNET VOTING

For your convenience, you may be able to vote by telephone or through the Internet, 24 hours a day. If your account is eligible, separate instructions are enclosed.
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                           FRANKLIN MULTI-INCOME TRUST

                              ONE FRANKLIN PARKWAY
                        SAN MATEO, CALIFORNIA 94403-1906

Dear Shareholders:

     Enclosed is a Notice of a Meeting of Shareholders (the "Meeting") of Franklin Multi-Income Trust (the "Trust"). The Meeting is scheduled for Wednesday, July 13, 2005, at 2:00 p.m. Pacific time, at One Franklin Parkway, San Mateo, California 94403-1906. The accompanying materials describe an important proposal that may affect the future of the Trust. We ask you to give this your prompt attention and vote via the enclosed proxy card.

                   PLEASE TAKE A MOMENT TO FILL OUT, SIGN AND

                         RETURN THE ENCLOSED PROXY CARD

         This Meeting is very important. The Trustees of your Trust unanimously recommend that you consider and approve an Agreement and Plan of Reorganization that would result in your shares of the Trust being exchanged for those of a fund called Franklin Income Fund ("Income Fund"), a series of Franklin Custodian Funds, Inc. (the "Company"). If the shareholders of the Trust approve the proposal, you will receive, in exchange for your shares of the Trust, Class A shares of Income Fund equal in value to your investment in the Trust, without the imposition of any sales charge. You will no longer be a shareholder of the Trust, and you will instead be a shareholder of Income Fund. The Trust will no longer exist after the transaction is completed.

         The proposed transaction is intended to be tax-free, which means that you will not have a taxable gain or loss on the exchange of your shares.

     The Trustees recommend this transaction because Income Fund is an open-end fund that allows its shareholders to purchase and redeem shares daily at net asset value and has historically enjoyed a lower annual expense ratio than the Trust. Unlike the Trust, Income Fund provides its shareholders with the opportunity to buy, redeem and exchange shares of Income Fund at net asset value on any business day subject only to the various limitations set forth in its prospectus, and in certain instances, the payment of a redemption fee, a sales charge and other distribution-related charges. In addition, the combined assets of the Trust and Income Fund are expected to benefit the shareholders of the Trust through economies of scale that will result in the Trust's shareholders immediately receiving the benefit of lower annual expense ratios. While the Trust had stronger performance during the one year period ended January 31, 2005, Income Fund has had better long-term performance of its Class A shares, as measured by the past three, five and ten year periods ended January 31, 2005. Franklin Advisers, Inc. manages both the Trust and Income Fund. Income Fund's investment goal and investment policies are similar to those of the Trust.

     Please take the time to review this document and vote now. The Trustees unanimously recommend that you vote in favor of this proposal.

     o To ensure that your vote is counted, please mark your vote on the enclosed proxy card.

     o Sign and return your card promptly.

     o You may also vote by telephone or over the Internet. If your account is eligible, separate instructions are enclosed.

     o If you determine at a later date that you wish to attend the Meeting, you may revoke your proxy and vote in person.

Thank you for your attention to this matter.

                                                 Sincerely,



                                                /s/ Edward B. Jamieson
                                                President and Chief Executive
                                                Officer--Investment Management







                           FRANKLIN MULTI-INCOME TRUST
                              ONE FRANKLIN PARKWAY
                        SAN MATEO, CALIFORNIA 94403-1906

                        NOTICE OF MEETING OF SHAREHOLDERS
                          TO BE HELD ON JULY 13, 2005

To the Shareholders of Franklin Multi-Income Trust:

         NOTICE IS HEREBY GIVEN that a Meeting of Shareholders (the "Meeting") of Franklin Multi-Income Trust (the "Trust"), will be held at One Franklin Parkway, San Mateo, California 94403-1906, on Wednesday, July 13, 2005 at 2:00 p.m. Pacific time. The Meeting is being called for the following purposes:

         1. To approve an Agreement and Plan of Reorganization (the "Plan") between the Trust and Franklin Custodian Funds, Inc. (the "Company"), on behalf of Franklin Income Fund ("Income Fund"), that provides for: (i) the acquisition of substantially all of the assets of the Trust by Income Fund in exchange solely for Class A shares of Income Fund, (ii) the distribution of such shares to the holders of shares of the Trust, and (iii) the complete liquidation and dissolution of the Trust. Shareholders of the Trust will receive Class A shares of Income Fund with an aggregate net asset value equal to the aggregate net asset value of such shareholders' shares in the Trust.

         2. To transact any other business, not currently contemplated, that may properly come before the Meeting.

         A copy of the Plan, which describes the transaction more completely, is attached as Exhibit A to the Prospectus/Proxy Statement.

         Shareholders of record as of the close of business on April 29, 2005 are entitled to notice of, and to vote at, the Meeting or any adjourned Meeting.



                                       By Order of the Board of Trustees,

                                       Murray L. Simpson
                                       Secretary

San Mateo, California
May [   ], 2005

YOU ARE INVITED TO ATTEND THE MEETING, BUT IF YOU CANNOT DO SO, THE BOARD OF TRUSTEES URGES YOU TO COMPLETE, DATE, SIGN, AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. IT IS IMPORTANT THAT YOU RETURN YOUR SIGNED PROXY CARD PROMPTLY SO THAT A QUORUM MAY BE ENSURED AND THE COSTS OF FURTHER SOLICITATIONS AVOIDED. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY THE SUBSEQUENT EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO THE TRUST AT ANY TIME BEFORE THE PROXY IS EXERCISED OR BY VOTING IN PERSON AT THE MEETING.





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                           PROSPECTUS/PROXY STATEMENT

When reading this Prospectus/Proxy Statement, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section or elsewhere defined in this Prospectus/Proxy Statement.

                                TABLE OF CONTENTS

                                                                       PAGE

COVER PAGE                                                            Cover

SUMMARY                                                                 3
         What proposal will be voted on?                                3
         How will the shareholder voting be handled?                    4

COMPARISONS OF SOME IMPORTANT FEATURES                                  4

         How do the investment goals, strategies and policies
          of the Funds compare?                                         4
         What are the risks of an investment in the Funds?              5
         What are the principal differences between open-end
          and closed-end funds?                                         7
         Who manages the Funds?                                         8
         What are the fees and expenses of each Fund and what
          might they be after the Transaction?                         10
         How do the performance records of the Funds compare?          12
         Where can I find more financial and performance
           information about the Funds?                                13
         What are other key features of the Funds?                     13

REASONS FOR THE TRANSACTION                                            16

INFORMATION ABOUT THE TRANSACTION                                      17
         How will the Transaction be carried out?                      17
         Who will pay the expenses of the Transaction?                 19
         What are the tax consequences of the Transaction?             19
         What should I know about Income Fund Class A shares?          19
         What are the capitalizations of the Funds and what might
           the capitalization be after the Transaction?                20

COMPARISON OF INVESTMENT GOALS, STRATEGIES AND POLICIES                20
         Are there any significant differences between the
          investment goals, strategies and policies of the Funds? 21 How do the fundamental investment restrictions of the
          Funds differ?                                                23
         What are the principal risk factors associated with
          investments in the Funds?                                    24





         TABLE OF CONTENTS (CONTINUED)

                                                                       PAGE

FURTHER INFORMATION ABOUT THE FUNDS                                    26

VOTING INFORMATION                                                     30
         How many votes are necessary to approve the Plan?             30
         How do I ensure my vote is accurately recorded?               30
         What if my shares are held by my broker or nominee?           30
         Can I revoke my proxy?                                        31
         What other matters will be voted upon at the Meeting?         31
         Who is entitled to vote?                                      31
         What other solicitations will be made?                        31
         Are there dissenters' rights?                                 31

PRINCIPAL HOLDERS OF SHARES                                            32

ADJOURNMENT                                                            32

GLOSSARY - USEFUL TERMS AND DEFINITIONS                                33

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

         Exhibit A - Agreement and Plan of Reorganization between
         Franklin Multi-Income Trust and Franklin Custodian Funds, Inc., on behalf of Franklin Income Fund (attached)

         Exhibit B - Prospectus of Franklin Income Fund - Class A, B, B1, C & R, dated February 1, 2005 (enclosed)

         Exhibit C - Annual Report to Shareholders of Franklin Income Fund for the fiscal year ended September 30, 2004 (enclosed)

         Exhibit D - Other Information about the Trust (attached)






                           PROSPECTUS/PROXY STATEMENT
                               DATED MAY [ ], 2005

                ACQUISITION OF SUBSTANTIALLY ALL OF THE ASSETS OF
                           FRANKLIN MULTI-INCOME TRUST
                              ONE FRANKLIN PARKWAY
                        SAN MATEO, CALIFORNIA 94403-1906
                                 (650) 312-2000

                    BY AND IN EXCHANGE FOR CLASS A SHARES OF
                              FRANKLIN INCOME FUND
                  (A SERIES OF FRANKLIN CUSTODIAN FUNDS, INC.)
                              ONE FRANKLIN PARKWAY
                        SAN MATEO, CALIFORNIA 94403-1906
                                 (650) 312-2000

         This Prospectus/Proxy Statement solicits proxies to be voted at a Meeting of Shareholders (the "Meeting") of Franklin Multi-Income Trust (the "Trust"). At the Meeting, shareholders of the Trust will be asked to approve or disapprove an Agreement and Plan of Reorganization (the "Plan"). If shareholders of the Trust vote to approve the Plan, substantially all of the assets of the Trust will be acquired by Franklin Income Fund ("Income Fund"), a series of Franklin Custodian Funds, Inc. (the "Company"), in exchange for shares of Income Fund - Class A ("Income Fund Class A shares").

         The Meeting will be held at the Trust's offices, One Franklin Parkway, San Mateo, California 94403-1906 on July 13, 2005 at 2:00 p.m. Pacific time. The Board of Trustees of the Trust is soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders on or about
May [ _____ ], 2005.

         If Trust shareholders vote to approve the Plan, you will receive Income Fund Class A shares of equivalent aggregate net asset value ("NAV") to your investment (at NAV) in shares of the Trust ("Trust shares"). No sales charges or redemptions fees will be imposed upon Income Fund Class A shares you receive in connection with this transaction. The Trust will then be liquidated and dissolved.

         The investment goals of the Trust and Income Fund (each, a "Fund" and together, the "Funds") are similar. The Trust's investment goals are to seek high current income consistent with preservation of capital, as well as growth of income through dividend increases and capital appreciation. Income Fund's investment goal is to maximize income while maintaining prospects for capital appreciation. Franklin Advisers, Inc. ("Franklin Advisers") serves as the investment manager to each Fund. The Board of Trustees of the Trust believes that exchanging Trust shares for Income Fund Class A shares will offer the Trust's shareholders greater liquidity and other benefits.

         This Prospectus/Proxy Statement gives the information about the proposed transaction and Income Fund that you should know before voting on the Plan. You should retain it for future reference. Additional information about Income Fund and the proposed transaction has been filed with the U.S. Securities and Exchange Commission (the "SEC") and can be found in the following documents:

o    The Prospectus of Income Fund - Class A, B, B1, C & R, dated February
     1, 2005, is enclosed with and considered a part of this Prospectus/Proxy Statement (the "Income Fund Prospectus").

o The Annual Report to Shareholders of Income Fund for the fiscal year ended September 30, 2004, which contains financial and performance information for Income Fund, is enclosed with and considered a part of this Prospectus/Proxy Statement.

o A Statement of Additional Information ("SAI") dated May [ ], 2005 relating to this Prospectus/Proxy Statement has been filed with the SEC and is considered a part of this Prospectus/Proxy Statement.

         You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or any of the documents referred to above, without charge, by calling 1-800/DIAL-BEN(R)(1-800-342-5236) or by writing to Income Fund at P.O. Box 997151, Sacramento, CA 95899-9983.

         THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.





                                     SUMMARY

         This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit
A), the Income Fund Prospectus (enclosed as Exhibit B), and Income Fund's Annual Report to Shareholders for fiscal year ended September 30, 2004 (enclosed as Exhibit C). In addition, other information about the Trust's investment goals, strategies and policies, distribution and tax information and the Trust's outstanding securities is provided in the section "Other Information about the Trust" (attached as Exhibit D).

WHAT PROPOSAL WILL BE VOTED ON?

         At a meeting held on February 28, 2005, the Board of Trustees of the Trust (the "Board of Trustees") considered a proposal to reorganize the Trust with and into Income Fund, approved the Plan and voted to recommend that shareholders of the Trust vote to approve the Plan. If shareholders of the Trust vote to approve the Plan, it will result in the transfer of substantially all of the Trust's assets to Income Fund in exchange for Income Fund Class A shares of equivalent aggregate NAV. Your Trust shares will be exchanged for Income Fund Class A shares of equivalent aggregate NAV. This means that, although the total value of your investment (calculated at NAV, not market value) will be the same immediately before and after the exchange, the number of Income Fund Class A shares that you receive will likely be different than the number of Trust shares that you surrender. After the Income Fund Class A shares are distributed to Trust shareholders, the Trust will be completely liquidated and dissolved. (The proposed transaction is referred to in this Prospectus/Proxy Statement as the "Transaction.") No sales charges or redemption fees will be imposed upon Income Fund Class A shares you receive in connection with the Transaction. As a result of the Transaction, you will cease to be a shareholder of the Trust and will become a shareholder of Income Fund. The exchange will occur on the closing date of the Transaction, which is the specific date on which the Transaction takes place. The closing date of the Transaction is expected to occur on or about July 28, 2005.

         Franklin Advisers manages both Funds and will continue to be the investment manager for Income Fund upon completion of the Transaction. The investment goals and policies of the Trust and Income Fund are similar, but are not identical. For the reasons set forth in the "Reasons for the Transaction" section of this Prospectus/Proxy Statement, the Board of Trustees has determined that the Transaction is in the best interests of the Trust and its shareholders. The Board of Trustees and the Board of Directors of the Company also concluded that no dilution in value would result to the shareholders of the Trust or Income Fund, respectively, as a result of the Transaction.

         It is expected that Trust shareholders will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for Income Fund Class A shares. You should, however, consult your tax adviser regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax adviser about state and local tax consequences. For more information about the tax consequences of the Transaction, please see the section "Information about the Transaction-What are the tax consequences of the Transaction?"

                        THE BOARD OF TRUSTEES UNANIMOUSLY
                  RECOMMENDS THAT YOU VOTE TO APPROVE THE PLAN.

HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

         Shareholders of the Trust who own shares at the close of business on April 29, 2005 (the "Record Date") will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. Approval of the Plan requires the affirmative vote of the lesser of: (i) more than 50% of all outstanding shares of the Trust; or (ii) 67% or more of the shares of the Trust present at the Meeting, if the holders of more than 50% of the outstanding shares are present at the Meeting or represented by proxy. [ ___________________________ ] has been retained by the Trust to solicit shareholder votes.

         Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing, signing and returning the enclosed proxy card or voting by telephone or on the Internet. If you vote by any of these methods, the persons appointed as proxies will officially cast your votes at the Meeting.

         You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. You may also attend the Meeting and cast your vote in person. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

                     COMPARISONS OF SOME IMPORTANT FEATURES

HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE FUNDS COMPARE?

         The investment goals and policies of the Funds are similar. The Trust's investment goals are to seek high current income consistent with preservation of capital, as well as growth of income through dividend increases and capital appreciation. Income Fund's investment goal is to maximize income while maintaining prospects for capital appreciation. As described more fully in the section "Comparison of Investment Goals, Strategies and Policies" below, the investment goals of each Fund are fundamental, which means that they cannot be changed without the approval of shareholders.

         Under normal market conditions, the Trust seeks to achieve its investment goal by investing primarily in high yield, fixed income corporate securities and dividend-paying stocks of companies engaged in the public utilities industry. The Trust generally invests approximately 50% of its total assets in high yielding, fixed income securities and 50% of its total assets in public utilities securities. The Trust may, however, invest as much as 66 2/3% or as little as 33 1/3% of its total assets in either investment category. The Trust is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that the Trust is not limited by the 1940 Act regarding the proportion of its assets that may be invested in the securities of a single issuer.

         Under normal market conditions, Income Fund seeks to achieve its investment goal by investing in a diversified portfolio of debt and equity securities. Income Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In seeking capital appreciation, Income Fund maintains the flexibility to invest in common stocks of companies from a variety of industries, such as utilities, oil, gas, real estate and consumer goods. Unlike the Trust, Income Fund is classified under the 1940 Act as a "diversified" investment company. As a diversified fund, Income Fund, with respect to 75% of its total assets, may not have more than 5% of its total assets invested in the securities of any one issuer and may not own more than 10% of the voting securities of any one issuer.

         Although each Fund normally invests approximately 50% (or less) of its assets in debt securities, each Fund has different investment policies regarding investments in debt securities that are rated below investment grade by independent rating organizations ("Rating Agencies"), such as Standard and Poor's Rating Group (S&P(R)) and Moody's Investors Service (Moody's). Securities rated in the top four ratings categories by one or more Rating Agencies are considered investment grade. Securities rated Ba or lower by Moody's or BB or lower by S&P(R) (or securities that are unrated and deemed to be of similar quality) are considered to be below investment grade and are sometimes referred to as "junk bonds."

         The Trust typically invests approximately 50%, but may invest up to 66 2/3%, of its total assets in high yielding, corporate debt securities, including, for example, securities that are rated below investment grade by one or more Rating Agencies. Income Fund may invest up to 100% of its total assets in debt securities that are rated below investment grade. Typically, however, Income Fund invests not more than 50% of its total assets in such securities.

         Each Fund may also invest in common stocks, preferred stocks and convertible securities (i.e., debt securities or preferred stock that may be converted into common stock after a certain period of time under certain circumstances). Typically, the Trust invests approximately 50% of its total assets in the common and preferred stocks of public utilities, with the ability to invest as much as 66 2/3% (or as little as 33 1/3%) of its total assets in such securities. Income Fund does not concentrate its investments in the public utilities industry. In seeking growth opportunities, Income Fund maintains the flexibility to invest in common stocks from a variety of industries, including utilities, oil, gas, real estate and consumer goods. When seeking income from investments in equity securities, Income Fund selects stocks with attractive dividend yields without concentrating in a particular industry.

          As indicated above, the Trust typically invests a substantial amount of its assets in the public utilities industry. As a matter of fundamental policy, which may not be changed without shareholder approval, the Trust is required to have at least 25% of its total assets invested in the public utilities industry at all times, except when investing in a temporary defensive manner. Income Fund may invest its assets without such limitation. In addition, the Trust may invest up to 5% of its total assets in securities denominated in foreign currencies, while Income Fund may invest up to 25% of its assets in foreign securities.

         For more information about the investment goals, strategies and policies of the Trust and Income Fund, please see the section "Comparison of Investment Goals, Strategies and Policies" below.

WHAT ARE THE RISKS OF AN INVESTMENT IN THE FUNDS?

         Investments in the Trust and Income Fund involve risks common to most investment companies. There is no guarantee against losses resulting from an investment in either Fund, or that either Fund will achieve its investment goals.

         The risks associated with an investment in the Trust are similar to those for Income Fund because of the similarities in their investment goals and strategies. These risks include those associated with investing in debt securities, including high yield debt securities, equity securities and foreign securities.

         Because the Trust is a non-diversified fund, it may invest a greater portion of its assets in the securities of any one issuer than a diversified fund, such as Income Fund. As a non-diversified fund, the Trust may be more sensitive than a diversified fund to certain economic, business, political or other developments affecting similar or particular issuers or securities, which may result in greater fluctuation in the value of the Trust's shares.

         The Trust may invest up to 66 2/3% of its total assets in debt securities that are rated below investment grade, while Income Fund may invest up 100% of its assets in such securities. To the extent that Income Fund has greater exposure than the Trust to such lower rated debt securities, Income Fund may be exposed to greater credit risks. Such credit risks generally involve greater volatility of price and risk to principal and income, including the possibility of default by, or bankruptcy of, the issuers of such securities. In addition, high yield debt securities are generally less liquid than higher-quality debt securities. As noted above, however, the Trust typically invests 50% of its assets in high yield debt securities, while Income Fund typically invests 50% or less in such securities.

         The Trust may invest up to 5% of its assets in securities denominated in foreign currencies, while Income Fund may invest up to 25% of its assets in foreign securities. To the extent that Income Fund takes advantage of its greater flexibility to invest in foreign securities, it may be exposed, to a greater degree than the Trust, to the special risks associated with foreign investments. Further, the ability of Income Fund to invest in securities of issuers operating in emerging market countries may present additional risks to Income Fund. To the extent that Income Fund invests in emerging markets securities, Income Fund could be subject to heightened risks due to a lack of established legal, political, business and social frameworks in such emerging market countries. These factors make prices of investments in emerging market countries generally more volatile than securities in developed markets and may increase the risk of loss to Income Fund.

         The Trust, as a closed-end fund, is permitted under the 1940 Act, subject to certain conditions, to issue senior securities representing debt or preferred stock. As described more fully below, the Trust has issued senior securities in the form of debt obligations in order to employ "leverage." Generally,leverage involves the use of various financial instruments (such as options) or borrowed capital (such as debt)in a manner designed to increase the potential return of an investment. Income Fund, as an open-end fund, is generally prohibited under the 1940 Act from issuing any senior securities, including for leveraging purposes.

         On September 15, 2004 the Trust issued $16 million principal amount of 4.13% Senior Notes due September 15, 2009 (the "Notes"). The Notes, which were issued pursuant to a Note Agreement dated September 15, 2004 between the Trust and the holders of the Notes (the "Note Agreement"), replaced the Trust's $14 million, 6.75% Senior Notes that matured on September 15, 2004. Because the Trust uses leverage, the value of its net assets will tend to increase or decrease at a greater rate than if no leverage were employed. If the Trust does not generate sufficient cash flow from operations, it may be forced to sell investments at disadvantageous times to pay interest and principal on the Notes when due. In addition, the Trust likely will sell its more liquid assets first to repay borrowings, thus increasing the Trust's concentration in less liquid securities. As explained more fully below under the section "Information about the Transaction," if the Plan is approved by shareholders, the Trust intends to prepay the Notes pursuant to the terms of the Note Agreement and eliminate the leverage prior to the completion of the Transaction.

         As an open-end investment company, Income Fund is subject to the 1940 Act's limitations pertaining to investments in illiquid securities. Illiquid securities are investments that cannot be sold or disposed of in the ordinary course of business within seven (7) days at approximately the prices at which they are valued on the Fund's books. The Trust, as a closed-end fund, is not subject to such limitations under the 1940 Act. The Trust is, however, subject to certain limitations regarding illiquid securities under the terms of the Note Agreement. A larger holding of illiquid securities may make it more difficult for the Trust to obtain reliable market prices with which to value its portfolio securities or to dispose of the illiquid securities in order to raise proceeds to pay indebtedness or for other purposes. Further, in the event that the Trust liquidates these assets, it may not get the full value of such assets.

         For more information about the risks of the Funds, see the section "What are the principal risk factors associated with investments in the Funds?" under the heading "Comparison of Investment Goals, Strategies and Policies."

What are the principal differences between open-end and closed-end funds?

         In evaluating the Transaction, shareholders of the Trust should consider the important distinctions between closed-end and open-end investment companies and how those distinctions bear upon management of the two Funds and the relative risks associated with an investment in the Funds. Income Fund is an open-end fund that engages in a continuous public offering of its shares. Accordingly, Income Fund must stand ready to redeem its shares upon the instruction of shareholders received in good order. Income Fund's size fluctuates both because of sales and redemptions of its shares as well as market appreciation and depreciation in fund assets. By contrast, the Trust is a closed-end fund that does not sell its shares on a continuous basis and generally may not redeem its shares upon shareholder request. As a consequence, the number of outstanding shares of the Trust will remain constant (absent an issuer tender offer, an open-market repurchase program or shares issued pursuant to a dividend reinvestment plan). Accordingly, the size of the Trust is generally affected only by the market appreciation and depreciation of its assets. This distinction has a direct bearing on the management of the Funds and on expenses to which the Funds are subject.

         As an open-end fund, Income Fund must be managed in anticipation of possible redemptions, which generally must be honored within seven days after a redemption request is received by the Fund in good order. Payments to shareholders that redeem their shares generally must be paid in cash, the source of which typically is cash-on-hand or cash raised by the sale of liquid portfolio securities. Conversely, unless the Trust has announced a tender offer of its shares, the Trust need not be managed in anticipation of possible redemptions.

           Income Fund, as an open-end fund, has the potential for growth in size through sales of additional shares, with the flexibility in management and potential per share cost savings that may arise from increased size. In contrast, an investment in the Trust does not present the same potential growth because it may not engage in a continuous offering of its shares. In order to achieve growth through sales, the Trust would be required to engage in an additional underwritten public offering or a rights offering, both of which are expensive and time consuming. The inability of the Trust to quickly and relatively inexpensively raise additional capital in a public offering can be a significant impediment to the Trust's operation, if, as a result of market depreciation, the value of its assets were to significantly decline. In such an instance, fixed costs would be spread over fewer assets, thus causing its expense ratio to increase.

         Apart from flexibility of management, there are other distinctions between the two structures of the Funds. Open-end funds, such as Income Fund, provide investors with liquidity by generally allowing shareholders to purchase, sell (redeem) and exchange their shares at NAV each business day the mutual fund is open (subject to certain limitations, as provided in the applicable prospectus). In contrast, the Trust lists its shares on the New York Stock Exchange, Inc. ("NYSE") and holders of Trust shares must trade their Trust shares on the open market and will typically receive the prevailing market price at that time, which may be equal to, greater than or less than the per share NAV of the Trust shares at the time of the trade. For more information about purchases, redemptions and exchanges of Income Fund Class A shares and Trust shares, see the section "What are other key features of the Funds? - Purchases and Redemptions."

WHO MANAGES THE FUNDS?

         The management of the business and affairs of the Trust and Income Fund is the responsibility of the Board of Trustees and the Company's Board of Directors, respectively. The Trust was organized as a Massachusetts business trust on August 22, 1989 and commenced operations on October 9, 1989. The Trust is registered with the SEC as a closed-end, registered management investment company.

         Income Fund is a series of the Company, an open-end, registered managenebt investment company, commonly referred to as "mutual fund." The Company was originally organized as a Delaware corporation on November 28, 1947 and was reorganized as a Maryland corporation effective February 1, 1980, pursuant to Articles of Incorporation dated October 9, 1979 and Articles of Merger dated November 7, 1979. The Company is also registered with the SEC.

         Franklin Advisers is the investment adviser to each Fund and is a wholly owned subsidiary of Franklin Resources, Inc. ("Resources"). Resources is a publicly owned global investment management organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries. Together, Franklin Advisers and its affiliates serve as investment manager or administrator to [51] registered investment companies, with approximately [154] U.S.-based funds or series. Resources has more than $412 billion in assets under management as of March 31, 2005. The principal shareholders of Resources are Charles B.
Johnson and Rupert H. Johnson, Jr.

         The Trust's portfolio managers are Christopher J. Molumphy and Glenn I. Voyles. Income Fund's portfolio managers are Edward D. Perks and Charles B. Johnson.

Christopher J. Molumphy, CFA, Executive Vice President of Franklin Advisers. Mr. Molumphy has been a manager of the Trust since 1991. He joined Franklin Templeton Investments in 1988.

Glenn I. Voyles, CFA, Vice President of Franklin Advisers. Mr. Voyles has been a manager of the Trust since 1999. He joined Franklin Templeton Investments in 1993.

Edward D. Perks, CFA, Vice President of Franklin Advisers. Mr. Perks has been a manager of Income Fund since 2002. He joined Franklin Templeton Investments in 1992.

Charles B. Johnson, Chairman of the Board of Franklin Advisers. Mr. Johnson has been a manager of Income Fund since 1957. He joined Franklin Templeton Investments in 1957.

         The Trust has an investment management agreement with Franklin Advisers under which the Trust pays Franklin Advisers an investment management fee based on the average weekly net assets of the Trust based on the schedule below, equal to annual rate of:

-------------------------- ----------------------------------------------------
ANNUAL RATE                AVERAGE WEEKLY NET ASSETS
-------------------------- ----------------------------------------------------

0.85%                      All net assets*

*The investment management fee is calculated upon the Trust's net assets plus the principal amount of the Notes, which is currently $16 million. Said another way, the investment management fee is calculated on the Trust's net assets excluding the principal amount of the Notes as a liability.

         For the fiscal year ended March 31, 2005, the Trust paid Franklin Advisers $557,240, which is less than the fees otherwise payable to
Franklin Advisers under the investment management agreement because Franklin Advisers has agreed to reduce its fee to reflect the Trust's investment in a Franklin Templeton money fund (the "sweep fee waiver"). Without the sweep fee
waiver, the Trust would have paid $        in investment fees for the fiscal
year ended March 31, 2005.

         Income Fund also has an investment management agreement with Franklin Advisers under which Income Fund pays Franklin Advisers an investment management fee equal to the average monthly net assets of the Fund based on the schedule below, equal to an annual rate of:

-------------------------- ----------------------------------------------------
ANNUAL RATE                AVERAGE MONTHLY NET ASSETS
-------------------------- ----------------------------------------------------
0.625%                     First $100 million
0.500%                     Over $100 million, up to and including, $250 million
0.450%                     Over $250 million, up to and including, $10.0
                           billion
0.440%                     Over $10.0 billion, up to and including, $12.5
                           billion
0.420%                     Over $12.5 billion, up to and including, $15.0
                           billion
0.400%                     Over $15.0 billion, up to and including, $17.5
                           billion
0.380%                     Over $17.5 billion, up to and including, $20.0
                           billion
0.360%                     Over $20.0 billion
-------------------------- ----------------------------------------------------

         For the fiscal year ended September 30, 2004, Income Fund paid Franklin Advisers $92,670,752 in investment management fees (after sweep fee waivers). Without the sweep fee waivers, Income Fund would have paid $93,216,573 in investment management fees to Franklin Advisers for the fiscal year ended on September 30, 2004. Each class of Income Fund pays its proportionate share of the investment management fee.

     Under an agreement with Franklin Advisers, Franklin Templeton Services, LLC ("FT Services") serves as the administrator for each Fund. The fee is paid to FT Services by Franklin Advisers out of the investment management fees received by Franklin Advisers from the Funds and is not an additional expense of the Funds.

WHAT ARE THE FEES AND EXPENSES OF EACH FUND AND WHAT MIGHT THEY BE AFTER THE TRANSACTION?

         The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The tables also show the estimated fees and expenses for Income Fund Class A shares after the Transaction. The purpose of the tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as a shareholder of Income Fund.

                         FEE TABLE FOR TRUST SHARES AND
                           INCOME FUND CLASS A SHARES


                                                             ACTUAL+      PROJECTED++
                                              ------------------- ----------------------
                                                              INCOME      INCOME FUND
                                                               FUND         CLASS A
                                                TRUST         CLASS A     SHARES AFTER
                                                SHARES        SHARES      TRANSACTION
                                              -----------------------------------------
SHAREHOLDER TRANSACTION EXPENSES*
 Maximum Sales Charge                             None        4.25%/1        4.25%/1
 (as a percentage of Offering Price)
   Paid at time of purchase                       None        4.25%/1        4.25%/1
   Paid at time of redemption                     None        None/2         None/2
 Redemption Fee                                   None        2.00%/3        2.00%/3

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average daily net assets)
 Management Fees/4                                1.11%/5     0.43%          0.43%
 Distribution and service (12b-1) Fees            None        0.15%          0.15%
  Interest Payments on Borrowed Funds/6           2.10%       None           None
 Other Expenses                                   0.28%       0.10%          0.10%
                                               ------------------------------------------
 Total Annual Fund Operating Expenses             3.49%/7     0.68%          0.68%
                                               ==========================================

+Information for the Trust is provided for its fiscal year ended March 31, 2004. Information for Income Fund is provided for its fiscal year ended September 30, 2004.

++Projected expenses based on current and anticipated Income Fund expenses and do not include the estimated costs of the Transaction that are anticipated to total approximately $126,000 (excluding the costs associated with the Trust's prepayment of the Notes), which will be borne as follows: 25% by each Fund and 50% by Franklin Advisers. For more details, see the section "Who will pay the expenses of the Transaction?" below.

*If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.

1. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more and purchases by certain retirement plans without a sales charge, if such shares are sold within 18 months of purchase.

3. The redemption fee applies to shares of Income Fund sold within seven calendar days following the date on which the shares were purchased. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by Income Fund and generally withheld from redemption proceeds. For more details, see the "Redemption Fee" section of the Income Fund Prospectus.

4. The investment management fees shown in the table above are the fees (as a percentage of daily net assets) before the sweep fee waiver. Pursuant to the sweep fee waiver, the investment management fees were reduced to reflect reduced services resulting from a Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board and an exempt order by the SEC.

5. The investment management fee for the Trust is calculated upon the Trust's net assets plus the principal amount of the Notes, which is currently $16 million. This 1.11% is higher than the 0.85% described above under "Who Manages the Funds" because the rules of the SEC require that "Management Fees," as used in this table as a percentage of average daily net assets, include the principal amount of the Notes as a liability for purposes of calculating net assets.

6. Interest Payments on borrowed funds are the periodic interest payments that the Trust must make with respect to the Notes. As indicated above and described more fully below under the section "Information about the Transaction," the Trust intends to prepay the entire amount outstanding on the Notes, including any interest and prepayment premiums, prior to the completion of the Transaction.

7. Excluding the interest payments on borrowed funds (i.e., the Notes), the Trust's net operating expenses would have been 1.39%.

EXAMPLE

         This example can help you compare the cost of investing in Trust shares with the cost of investing in Income Fund Class A shares, both before and after the Transaction. It assumes:

o You invest $10,000 for the periods shown;

o Your investment has a 5% return each year; and

o The Fund's operating expenses remain the same.

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 YEAR    3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
If you sell your shares at the
end of the period:

Trust shares                            $352      $1,071    $1,812     $3,765
Income Fund Class A shares              $492/1,2  $633      $788       $1,236
Projected Income Fund Class A
shares (after Transaction)              $492/1,2  $633      $788       $1,236

1 Assumes the impositionof the maximum fron-end sales charge. If no front-end sales charge were imposed, the costs would be, before the Transaction:
  1 Year-$69; 3 Years-$218; 5 Years-$379; and 10 Years-$847 and, on a projected basis assuming completion of the Transaction: 1 Year-$69; 3 Years-$218;
  5 Years-$379; and 10 Years-$847.

2 Assumes a contingent deferred sales charge (CDSC) will not apply.

HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?

The performance of the Funds as of January 31, 2005, is shown below:

                          AVERAGE ANNUAL TOTAL RETURNS

          FUND NAME              1 YEAR        3 YEAR      5 YEAR    10 YEAR
          --------------------------------------------------------------------

          Trust shares based      15.74%        9.63%       7.32%     9.36%
           on NAV
          Trust shares based
           on market value
           (trading prices)        8.07%        4.63%       8.89%     8.72%
          Income Fund - Class
           A Shares/1              8.59%       12.31%      11.44%    10.37%

--------------------------------
1 At net asset value, assuming no sales charge.

         Shares of closed-end investment companies, such as the Trust, may frequently trade at a discount from NAV. This characteristic is a risk separate and distinct from the risk that the Trust's NAV may decrease. This risk may be greater for shareholders expecting to sell their shares in a relatively short period.

         On average, over the past ten years, the Trust's month-end market price per share has been at a persistent discount to NAV. The following table shows the quarterly history of public trading of the Trust's shares for the last two fiscal years of the Trust. For each of the quarters listed below, the table provides the high and low market price recorded during such quarter, and the corresponding NAV and discount on the date on which the quarterly high or low market price was recorded.

                     MARKET PRICE   NET ASSET VALUE     PERCENTAGE
                                                     PREMIUM/(DISCOUNT)
QUARTER ENDED        HIGH    LOW     HIGH    LOW      HIGH       LOW
-------------        ----    ---     ----    ---      ----       ---

March 31, 2003      $6.53   $6.06   $6.66   $6.20   (1.95)%    (2.26)%
June 30, 2003       $7.30   $6.13   $7.69   $6.46   (5.07)%    (5.11)%
September 30, 2003  $7.15   $6.62   $7.61   $7.14   (6.04)%    (7.28)%
December 31, 2003   $7.52   $7.08   $7.73   $7.74   (2.72)%    (8.53)%
March 31, 2004      $7.89   $7.45   $8.39   $8.21   (5.96)%    (9.26)%
June 30, 2004       $7.68   $6.70   $8.42   $7.86   (8.79)%   (14.76)%
September 30, 2004  $7.64   $6.97   $8.61   $8.14  (11.27)%   (14.37)%
December 31, 2004   $8.05   $7.51   $9.23   $8.63  (12.78)%   (12.98)%

      As of March 31, 2005, the market price per share of the Trust was $8.79 and the NAV per share of the Trust was $9.12, representing a discount of 3.62%.
         As described more fully below under "Reasons for the Transaction," the Board of Trustees reviewed and considered the Funds' relative average annual returns and the reasons for the differences in performance.

WHERE CAN I FIND MORE FINANCIAL AND PERFORMANCE INFORMATION ABOUT THE FUNDS?

         The Income Fund Prospectus (enclosed as Exhibit B), as well as the current Annual Report to Shareholders (enclosed as Exhibit C), contain additional financial information about Income Fund, including Income Fund's financial performance during the past five years, under the heading "Financial Highlights." Additional performance information as of the most recent calendar year end, including after tax return information, is contained in the Income Fund Prospectus under the heading "Performance." Income Fund's Annual Report to Shareholders also has discussions of Income Fund's performance during the fiscal year ended September 30, 2004, under the heading "Manager's Discussion."

         The Trust's Annual Report to Shareholders for the fiscal year ended March 31, 2004, the Trust's Semi-Annual Report to Shareholders for the fiscal period ended on September 30, 2004 and, when available, the Trust's Annual Report to Shareholders for the fiscal year ended March 31, 2005, contain more
financial   information  about  the  Trust,  including the  Trust's financial performance for the past five years, under the heading "Financial Highlights." In addition, the Trust's Annual Report to Shareholders includes discussion of the Trust's performance during the fiscal year then ended and the Trust's Semi-Annual Report to Shareholders has a discussion of the Trust's performance during the six month period ended September 30, 2004, each under the heading "Manager's Discussion." These documents are available free of charge upon request (see the section "Further Information about the Funds").

WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

         The Funds use the following service providers:

         CUSTODY SERVICES. Bank of New York, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as the custodian of the securities and other assets of each Fund.

         SHAREHOLDER SERVICING AND TRANSFER AGENCY SERVICES. The Trust utilizes the services of PFPC, Inc. as its transfer agent. Pursuant to an agreement with PFPC, Inc., First Data Services Group serves as the Trust's servicing agent. Income Fund utilizes the services of Franklin Templeton Investor Services, LLC ("Investor Services"), as the shareholder servicing agent, transfer agent and dividend-paying agent. Investor Services is an indirect, wholly owned subsidiary of Resources.

         ADMINISTRATIVE SERVICES. FT Services, an indirect, wholly owned subsidiary of Resources, provides certain administrative facilities and services to each Fund.

         DISTRIBUTION SERVICES. Franklin Templeton Distributors, Inc. ("Distributors") acts as the principal underwriter in the continuous public offering of Income Fund's shares. The Trust does not engage in a continuous public offering of its shares and, therefore, currently does not have a principal underwriter.

         DISTRIBUTION AND SERVICE (12B-1) FEES. Income Fund Class A shares have a separate distribution or "Rule 12b-1" plan. Under the plan, Income Fund may pay Distributors or others for the expenses of activities that are primarily intended to sell Class A shares. These expenses may include, among others, distribution or service fees paid to securities dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates and who provide service or account maintenance to shareholders; the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements; and a prorated portion of Distributors' overhead expenses related to these activities. The distribution and service (12b-1) fees charged to Class A shares are based only on the assets attributable to that particular class.

         Income Fund's Class A 12b-1 plan may pay up to 0.15% per year of the average daily net assets of Income Fund Class A shares. For more information regarding Income Fund's Rule 12b-1 plan, please see "The Class A 12b-1 Plan" in its current Statement of Additional Information. There is no distribution or "Rule 12b-1" plan for Trust shares.

         PURCHASES AND REDEMPTIONS. Trust shares and Income Fund Class A shares are distributed differently and have different purchase procedures. These differences are due to the fact that the Trust is a closed-end investment company and Income Fund is an open-end investment company. Trust shares are traded on the NYSE at prevailing market prices, which may be equal to, less than, or greater than their NAV. Trust shares may be purchased by placing an order with any broker who effects trades in NYSE listed stocks. The market price of Trust shares may be determined by, among other things, the relative demand for, and supply of, Trust shares in the open market, the Trust's investment performance, the Trust's dividends and yield, and investor perception of the Trust's overall attractiveness as an investment as compared with other investment alternatives. Income Fund Class A shares are offered on a continuous basis by Income Fund and may be purchased at their NAV in accordance with the terms stated in the Income Fund Prospectus. For more information, please see the section "Your Account--Choosing a Share Class" in the Income Fund Prospectus.

         The redemption procedures of the Trust and Income Fund also are different. Unlike a shareholder of an open-end fund, such as Income Fund, a shareholder of the Trust has no right to redeem his or her Trust shares. Trust shareholders may sell their shares in the open market at the then-current market price, which may be equal to, less than, or greater than their NAV at the time of the trade. In contrast, a shareholder of Income Fund may redeem his or her Class A shares from Income Fund at any time during which Income Fund is open for business by tendering such shares to Income Fund (or its authorized agent). The redemption price Income Fund will pay for such shares is equal to their NAV (less any applicable redemption fee or contingent deferred sales charge) next determined after receipt of a proper request for redemption in accordance with the terms stated in the Income Fund Prospectus.

         The maximum front-end sales charge imposed on purchases of Income Fund Class A shares is 4.25% with reduced charges for purchases of $100,000 or more and no front-end sales charges for purchases of $1 million or more. Income Fund requires a minimum initial investment of $1,000 for regular accounts and lesser amounts for certain retirement accounts, certain accounts opened as gifts to minors or broker-dealer sponsored wrap accounts. As indicated above, purchases and sales of Trust shares are made on the NYSE or otherwise through brokers and dealers and are generally subject to brokerage commissions, which may vary.

           No sales charges or redemption fees will be applicable to Income Fund Class A shares received by Trust shareholders in connection with the Transaction. However, any additional purchases of Income Fund Class A shares after the Transaction will be subject to any applicable redemption fee and to the 4.25% front-end sales load unless you are otherwise eligible for a reduction or waiver. For additional information regarding sales charges and sale load breakpoints for Income Fund Class A shares, see the Income Fund Prospectus under the heading "Your Account - Choosing a Share Class."

         Shares of Income Fund may be exchanged for shares of other funds within the Franklin Templeton funds, subject to certain limitations, as provided in the applicable prospectus. Income Fund Class A shares may be exchanged for Class A shares of other Franklin Templeton funds generally on any day Income Fund is open for business. Trust shares may not be exchanged for shares of any other fund within Franklin Templeton funds. Because an exchange of Income Fund Class A Shares for Class A shares of another Franklin Templeton funds is technically a sale and a purchase of shares, an exchange is a taxable transaction.

         Shares of Income Fund are redeemed at the NAV per share; however, redemptions of Income Fund Class A shares that were purchased without an initial sales charge generally are subject to a 1% Contingent Deferred Sales Charge ("CDSC") if you sell the shares within a certain period of time following their purchase.

         Additional information and specific instructions explaining how to buy, sell, and exchange shares of Income Fund, and information regarding market timing restrictions on such shares, are outlined in the Income Fund Prospectus under the heading "Your Account." The accompanying Income Fund Prospectus also lists phone numbers for you to call if you have any questions about your account under the heading "Questions."

         DIVIDENDS AND DISTRIBUTIONS. Both the Trust and Income Fund ordinarily declare dividends monthly of all of such Fund's net investment income, if any. Each Fund ordinarily pays such dividends monthly, if any. Each Fund offers a dividend and capital gain reinvestment program. For more information on Income Fund's reinvestment program, see "Distribution Options" in the Income Fund Prospectus. For more information about the Trust's Dividend Reinvestment and Cash Purchase Plan available, please see "Other Information about the Trust -
Dividend   Reinvestment  and  Cash  Purchase  PLan"  in  Exhibit  D  to  this
Prospectus/Proxy Statement.

         The tax implications of an investment in each Fund are generally the same. For more information about the tax implications of investments in Income Fund, see the Income Fund Prospectus under the heading "Distributions and Taxes." For more information about the tax implications of investments in the Trust, see "Other Information about the Trust-Distribution and Tax Information" in Exhibit D to this Prospectus/Proxy Statement.

                           REASONS FOR THE TRANSACTION

         The Board of Trustees has recommended that Trust shareholders approve the Transaction in order to combine the Trust with an open-end fund that has similar investment goals and policies and lower expenses.

         A meeting of the Board of Trustees was held on February 28, 2005 to consider the proposed Transaction. The Trustees who are not interested persons of the Trust ("Independent Trustees") and the Board of Trustees have been advised on this matter by independent counsel to the Independent Trustees.

         The Board of Trustees requested and received from Franklin Advisers written materials containing relevant information about Income Fund and the proposed Transaction, including fee and expense information on an actual and future estimated basis, and comparative performance data.

         The Board of Trustees considered the potential benefits and costs of the Transaction to the Trust's shareholders. The Board of Trustees reviewed detailed information about: (1) the investment goals and policies of Income Fund; (2) the portfolio management of Income Fund; (3) the comparability of the investment goals, strategies, policies, restrictions and investments of the Trust with those of Income Fund; (4) the comparability of the capital structure of the Trust with that of Income Fund; (5) the comparability of the liquidity of Trust shares with the liquidity of Income Fund Class A shares; (6) the comparative short-term and long-term investment performance of Income Fund and the Trust; (7) the current expense ratios of Income Fund and the Trust; (8) the expenses related to the Transaction, including the expenses associated with the prepayment of the Notes; and (9) the tax consequences of the Transaction to the Trust and its shareholders.

         In reviewing the Funds' performance over the one-year, three-year, five-year, and ten-year periods, the Board of Trustees noted that the Trust had stronger performance at NAV than Income Fund for the one-year period. The Board of Trustees noted, however, that Income Fund had better performance over the one-year period as compared to the Trust's performance at market price. The
Board  of  Trustees   also  noted  that  Income  Fund  had  better  longer-term
performance, as demonstrated by the Funds' record of comparative performance at market price and NAV over the three-, five- and ten-year periods. In reviewing the Funds' relative performance, the Board of Trustees also reviewed and considered each Fund's relative performance as measured against other investment companies in each Fund's peer group selected by Lipper Analytical Services, Inc., an independent organization.

         The Board of Trustees also considered that: (a) the management fee for Income Fund is lower than the management fee for the Trust, and that shareholders of the Trust would benefit from the lower management fee and Income Fund's employment of breakpoints that further reduce the management fee at certain asset levels; (b) Income Fund is significantly larger than the Trust and has a considerably lower total operating expense ratio as compared to the Trust, and, therefore, shareholders of the Trust should benefit from the expected reduced expense ratios and greater economies of scale as a result of the Transaction; and (c) the shareholders of the Trust will become shareholders of an open-end investment company, thereby affording them daily liquidity and exchange privileges into Class A shares of other Franklin Templeton funds.

         The Board of Trustees noted that, on average over the past ten years, Trust shares have persistently traded at a discount to their NAV, and that such discount typically has been greater than 10%. The Board of Trustees also noted that there typically had been a relatively thin trading market for the Trust shares.

         Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Board of Trustees, including all of the Independent Trustees, concluded that the Transaction is in the best interests of the Trust and its shareholders and that no dilution of value would result to the shareholders of the Trust from the Transaction. The Board of Trustees approved the Plan on February 28, 2005 and recommended that shareholders of the Trust vote to approve the Transaction.

         The Board of Directors of the Company, on behalf of Income Fund, considered that the Transaction presents an opportunity for Income Fund to acquire investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. The Board of Directors considered that the opportunity to acquire investment assets in this manner potentially provides an economic benefit to Income Fund and its shareholders. The Board of Directors of the Company, on behalf of Income Fund, concluded that the Transaction is in the best interests of Income Fund and its shareholders and that no dilution of value would result to the shareholders of Income Fund from the Transaction.

         FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PLAN.

                        INFORMATION ABOUT THE TRANSACTION

         This is only a summary of the Plan. You should read the actual Plan, which is attached as Exhibit A, for complete information about the Transaction.

HOW WILL THE TRANSACTION BE CARRIED OUT?

         If the shareholders of the Trust approve the Plan, the Transaction will take place after various conditions are satisfied, including the preparation of certain documents and the prepayment of the Notes. The Trust and the Company will determine a specific date, called the "closing date," for the actual Transaction to take place. If the shareholders of the Trust do not approve the Plan, the Transaction will not take place, and the Trust will continue to operate as a closed-end, investment company and the Board of Trustees will consider other appropriate courses of action.

         If the shareholders of the Trust approve the Plan, the Trust will transfer substantially all of its assets to Income Fund on the closing date, which is scheduled for July 28, 2005, but which may occur on a later date as the Trust and the Company may agree. In exchange, the Company will issue Income Fund Class A shares that have an aggregate NAV equal to the dollar value of the assets delivered to Income Fund. The Trust will distribute the Income Fund Class A shares it receives to the shareholders of the Trust. Each shareholder of the Trust will receive a number of Income Fund Class A shares with an aggregate NAV equal to the aggregate NAV of his or her Trust shares. The stock transfer books of the Trust will be permanently closed as of 4:00 p.m., Eastern time, on the closing date. As soon as is reasonably practicable after the transfer of its assets, the Trust will pay or make provision for payment of all its liabilities. The Trust will then terminate its existence.

         To the extent permitted by law, the Trust and the Company may agree to amend the Plan without shareholder approval. If any amendment is made to the Plan that would have a material adverse effect on shareholders, the Funds expect that such change will be submitted to the affected shareholders for their approval.

         Each of the Trust and the Company has made representations and warranties in the Plan that are customary in matters such as the Transaction. The obligations of the Trust and the Company under the Plan with respect to the Trust or Income Fund are, respectively, subject to various conditions, including:

         o The Company's Registration Statement on Form N-14 under the Securities Act of 1933, of which this Prospectus/Proxy Statement is a part, shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall be pending or threatened by the SEC (and not withdrawn or terminated);

         o    the shareholders of the Trust shall have approved the Transaction;
              and

         o the Trust and the Company shall have received the tax opinion described below that the consummation of the Transaction will not result in the recognition of gain or loss for federal income tax purposes for the Trust, Income Fund or their shareholders.

         Pursuant to the terms of the Note Agreement, the Trust is substantially restricted in its ability to complete a reorganization, such as the Transaction, if the Notes are still outstanding. Accordingly, under the terms of the Plan, the Notes must be repaid in full prior to the closing of the Transaction. In light of the Trust's contractual obligations under the Note Agreement to pay the principal and interest when due, and because of the anticipated benefits to shareholders of the Trust resulting from the Transaction, the Board of Trustees determined that the expenses associated with the prepayment of the Notes should be paid by the Trust.

         In accordance with the terms and conditions of the Note Agreement, the amount needed to repay the Notes in full equals the sum of: (i) the total principal amount outstanding; (ii) all accrued, but yet unpaid interest calculated to the date of prepayment; and (iii) any prepayment premium. It is anticipated that the Transaction will be completed on or about July 28, 2005. Assuming the Notes will be prepaid in full on or before July 28, 2005, the then outstanding principal on the Notes is estimated to be approximately $16 million and the then accrued interest is estimated to be approxmiately $244,129. Any prepayment premium is based on the yield of current U.S. Treasury notes calculated as of two days prior to the date of prepayment. Based upon the yield of U.S. Treasury Notes as of the date hereof, the Trust would not be required to pay any prepayment premium. However, if the yield of current U.S. Treasury Notes decreases from its current level a premium may need to be paid to the holders of the Notes and the Trust will bear the expense of any such premium.

         The Plan may be terminated and the Transaction abandoned at any time before or after the approval of the shareholders of the Trust if the Trust and the Company agree or by either the Trust or the Company if the conditions to its obligations under the Plan have not been fulfilled or waived.

         Following the closing date, until outstanding certificates for shares of the Trust are surrendered or cancelled, certificates for shares of the Trust shall be deemed, for all Income Fund purposes, to evidence ownership of the appropriate number of Income Fund Class A shares into which such shares of the Trust have been converted.

WHO WILL PAY THE EXPENSES OF THE TRANSACTION?

         The expenses resulting from the Transaction, excluding the prepayment of the Notes but including the costs of the proxy solicitation, will be borne one-quarter by each of the Funds and the remaining one-half by Franklin Advisers. Such expenses include the customary expenses incurred in the reorganizations of mutual funds, including printing and mailing costs, professional fees and solicitation costs. It is anticipated that these customary expenses will be approximately $126,000; however, any unforeseen or extraordinary expenses would increase the costs of completing the Transaction.

WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?

         The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). Based on certain assumptions and representations received from the Trust and the Company, on behalf of Income Fund, it is the opinion of Stradley Ronon Stevens & Young, LLP, counsel to the Trust, that shareholders of the Trust will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of the Trust for shares of Income Fund and that neither Income Fund nor its shareholders will recognize any gain or loss upon Income Fund's receipt of the assets of the Trust. In addition, the holding period and aggregate tax basis for the Income Fund Class A shares that are received by a Trust shareholder will be the same as the holding period and aggregate tax basis of the shares of the Trust previously held by such shareholder.

         After the Transaction, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes. You should consult your tax adviser regarding the effect, if any, of the Transaction in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

         In addition, the capital loss carryovers (together with any current year loss and net unrealized depreciation in the value of its assets) of the Trust will be subject to an annual limitation after the Transaction for federal income tax purposes. Capital losses can generally be carried forward to each of the eight (8) years succeeding the loss year to offset future capital gains. This limitation may result in a significant portion of the capital loss carryovers of the Trust, which might otherwise have been utilized to offset future capital gains, to expire unutilized. At September 30, 2004, the Trust had $9,610,384 of tax basis capital loss carryovers that expire as follows: $24,985
(2008); $150,106 (2010); $5,087,216 (2011); and $4,348,077 (2012).

WHAT SHOULD I KNOW ABOUT INCOME FUND CLASS A SHARES?

         Income Fund Class A shares will be distributed to shareholders of the Trust and generally will have the same legal characteristics as the shares of the Trust with respect to such matters as voting rights, assessibility and transferability. The Trust is organized as a Massachusetts business trust. Income Fund is a series of the Company, which is organized as a Maryland corporation. Former shareholders of the Trust whose shares are represented by outstanding share certificates will not be allowed to redeem shares of Income Fund until the Trust certificates have been returned or cancelled.

WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE TRANSACTION?

         The following table sets forth, as of September 30, 2004, the capitalization of the Trust and Income Fund. The table also shows the projected capitalization of Income Fund as adjusted to give effect to the proposed Transaction. The capitalization of Income Fund and its classes is likely to be different when the Transaction is consummated.


                                                                                               INCOME FUND -
                                                                           PRO FORMA         PROJECTED AFTER
                                      THE TRUST                          ADJUSTMENTS TO        TRANSACTION
                                     (UNAUDITED)      INCOME FUND        CAPITALIZATION        (UNAUDITED)
----------------------------------------------------------------------------------------------------------------
Net assets (all classes)*          $50,285,423      $26,332,745,383         ($63,000)**      $26,382,967,806
Total shares outstanding             5,857,600       10,882,988,945       20,779,100         $10,903,768,045
 (all classes)*
Income Fund - Class A net assets       -------      $14,743,190,117         ($49,136)***     $14,793,426,404
Income Fund - Class A shares           -------        6,097,530,243       20,779,100           6,118,309,343
 outstanding
Net asset value per share                $8.58                $2.42              --                    $2.42

  * The Trust only offers one class of shares, without separate designation. Income Fund has six classes of shares: Class A, Class B, Class B1, Class C, Class R and Advisor Class.

 ** The adjustments reflect the estimated Transaction-related expenses that will be borne by the Funds (excluding the costs associated with the Trust's prepayment of the Notes).

*** The balance of the estimated costs of the Transaction to be borne by Income
    Fund would be allocated among Income Fund's other five classes of shares.

             COMPARISON OF INVESTMENT GOALS, STRATEGIES AND POLICIES

         This section describes and compares the key differences between the investment goals, strategies and principal policies of the Funds. The investment goal, certain investment policies and most of the investment restrictions of each Fund are fundamental, which means that they cannot be changed without the approval of the lesser of: (i) a majority of the outstanding shares of that Fund; or (ii) 67% or more of the shares present at a meeting of shareholders of such Fund at which the holders of more than 50% of the outstanding shares are present or represented by proxy. Unless otherwise noted, the investment policies of each Fund are non-fundamental and may be changed without shareholder approval.

        For a complete description of Income Fund's investment policies and risks, you should read the Income Fund Prospectus, which is enclosed with this Prospectus/Proxy Statement as Exhibit B, and the SAI relating to this Prospectus/Proxy Statement, which is incorporated by reference into this Prospectus/Proxy Statement and is available upon request. A more complete description of the Trust's investment goals and policies can be found under the heading "Other Information about the Trust - Investment Goals,Strategies and Policies," in Exhibit D to this Proxy Statement/Prospectus.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE FUNDS?

         The investment goals and policies of the Funds are similar. The
Trust's investment goals are to seek high current income consistent with preservation of capital, as well as growth of income through dividend increases and capital appreciation. Income Fund's investment goal is to maximize income while maintaining prospects for capital appreciation.

         Under normal market conditions, the Trust seeks to achieve its investment goal by investing primarily in high yield, fixed income corporate securities and dividend-paying stocks of companies engaged in the public utilities industry. The Trust generally invests approximately 50% of its total assets in high yielding, fixed income securities and 50% of its total assets in public utilities. The Trust may, however, invest as much as 66 2/3% or as little as 33 1/3% of its total assets in either investment category.

         The Trust is classified as a "non-diversified" investment company under the 1940 Act, which means that the Trust is not limited by the 1940 Act regarding the proportion of its assets that may be invested in the securities of a single issuer. It is the Trust's policy, however, to meet the diversification requirements applicable to a regulated investment company ("RIC") under Subchapter M of the Code. Pursuant to the requirements under the Code to qualify as a RIC, Income Fund, with respect to 50% of its assets, generally may not have more than 5% of its assets invested in the securities of any one issuer and may not own more than 10% of the voting shares of any one issuer.

         Typically, the Trust's portfolio managers will focus on non-cyclical securities, sometimes called defensive stocks, which tend to experience profit regardless of economic slowdown because non-cyclical issuers produce or distribute goods and services that are always in demand, such as food, power, water and gas. The Trust's portfolio managers consider three primary factors: credit risk; interest rate risk; and maturity (each such risk is described below). The Trust typically invests approximately 50%, but may invest up to 66 2/3%, of its total assets in higher yielding, corporate fixed income securities, including, for example, securities that are rated below investment grade by one or more Rating Agencies. As a matter of fundamental investment policy, the Trust is required to invest at least 25% of its total assets in the public utilities industry, unless the Trust is in a temporary defensive posture.

         The high yield corporate debt obligations in which the Trust intends to invest are typically rated between BB and CCC by S&P(R) or between Ba and Caa by Moody's. Frequently, these securities are issued by corporations in the growth stage of development. The Trust may also acquire these types of high yield securities in connection with a corporate reorganization. Pursuant to the terms of the Note Agreement, certain types of securities are not eligible for inclusion in the calculation of the Trust's asset coverage (i.e., the value of the Trust's assets, including the principal amount of the Notes, must equal at least 300% of the amount of the Notes outstanding,plus any additional borrowings). Such ineligible securities include debt securities rated CCC- or lower by S&P(R), non-rated securities, illiquid securities, securities that do not provide for the periodic payment of interest in cash and other types of securities. The Trust reserves the right, however, to invest in such securities and, under certain circumstances, the Trust may acquire debt securities that are rated as low as C by either S&P(R) or Moody's.

         As indicated above, the Trust is required to concentrate a portion of its investments in the public utilities industry. In selecting investments for the Trust, the portfolio managers primarily consider current dividend levels, but also considers prospective growth in earnings and dividends in relation to price/earnings ratios, long term capital appreciation and risk. The portfolio managers also consider a number of other factors, including historical growth rates and rates of return on capital, financial condition and resources, geographic service area, management skills, regulatory environment and operating costs.

         Under normal market conditions, Income Fund seeks to achieve its investment goal by investing primarily in a diversified portfolio of debt and equity securities. Income Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In seeking capital appreciation, Income Fund maintains the flexibility to invest in common stocks of companies from a variety of industries, such as utilities, oil, gas, real estate and consumer goods. Unlike the Trust, Income Fund is a classified as a "diversified" investment company for purposes of the 1940 Act. As a diversified fund, Income Fund, with respect to 75% of its total assets, may not have more than 5% of its total assets invested in the securities of any one issuer and may not own more than 10% of the voting securities of any one issuer. The remaining 25% of Income Fund's total assets may be invested in without regard to such limitations. Like the Trust, Income Fund maintains a policy to qualify as a RIC under the Code.

         Income Fund's assets may be invested in securities traded on any national securities exchange or issued by a corporation, association or similar legal entity with total assets of at least $1,000,000, according to such issuer's latest published annual report, or held in cash or cash equivalents. Income Fund may also invest in preferred stocks.

         Income Fund's portfolio managers seek undervalued or out-of-favor securities they believe offer opportunities for current income and significant growth in the future. Franklin Advisers performs independent analysis of the debt securities being considered for Income Fund's portfolio rather than relying principally on the Ratings Agencies. In its analysis, Franklin Advisers considers a variety of factors, including: (i) the experience and managerial strength of the company; (ii) responsiveness to changes in interest rates and business conditions; (iii) debt maturity schedules and borrowing requirements; (iv) the company's changing financial condition and market recognition of the change; and (v) a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects.

         Cyclical stocks in which Income Fund may invest are highly correlated to the economic cycles and tend to increase in value more quickly during economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in economic downturns. Undervalued or out-of-favor securities are generally issued by companies that may have relatively weak balance sheets and, during economic downturns, may have insufficient cash flow to pay their debt obligations or may have difficulty finding additional financing needed for their operations.

         Income Fund may invest up to 100% of its total assets in debt securities that are rated below investment grade. Typically, Income Fund invests 50% or less of its total assets in fixed income securities that are rated below investment grade. Income Fund generally invests in securities rated at least CCC by S&P(R), Caa by Moody's or are unrated securities that Franklin Advisers determines are of comparable quality. Income Fund may buy debt securities of issuers that are not currently paying interest, as well as issuers who are in default, and may keep an issue that has defaulted. Generally, Income Fund only buys defaulted debt securities if, in the opinion of Franklin Advisers, the securities might present an opportunity for later price recovery, the issuer may resume interest payments, or other advantageous developments appear likely in the near future.

         Thus, although each Fund may invest in debt and equity securities, the Trust is required to invest at least 25% of its total assets (and typically invests 50% of its total assets) in the public utilities industry at all times, except when investing in a temporary defensive manner. By contrast, Income Fund may invest in exchange listed stocks of issuers without such a limitation. Although each Fund may invest in debt securities of any credit quality, Income Fund may invest in lower rated debt securities to a greater extent than the Trust is permitted to do under its investment policies and the terms of the Note Agreement. Income Fund employs a value strategy and seeks stocks of undervalued cyclical companies, while the Trust generally seeks securities of non-cyclical companies and public utilities. In addition, the Trust has issued senior securities (i.e., the Notes) in order to leverage the management of the Trust's assets. Other than certain types of borrowings from banks, Income Fund is generally not permitted to issue senior securities under the provisions of the 1940 Act.

         As of December 31, 2004, the Trust's portfolio was comprised of 54.1% debt securities, 44.4% equity securities and 1.5% cash equivalents. As of that same date, Income Fund's portfolio was comprised of 39.45% debt securities, 51.09% equity securities and 9.6% cash equivalents

HOW DO THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?

         Set forth below is a description of the main differences between the Funds' fundamental investment policies or restrictions. The following is only a summary of such differences and is qualified in its entirety by references to the Income Fund Prospectus which is enclosed with this Prospectus/Proxy Statement, and the SAI related to this Prospectus/Proxy Statement, which has been filed with the SEC and is considered to be a part of this Prospectus/Proxy Statement.

         Borrowing: Income Fund may not borrow money, except for temporary or emergency purposes in amounts up to 5% of Income Fund's total assets. The Trust may borrow money as permitted by Section 18 of the 1940 Act, which permits the Trust to borrow up to 33 1/3% of the Trust's total assets.

         Senior Securities: Income Fund does not have a fundamental investment restriction regarding issuing senior securities, but is generally prohibited from doing so under the 1940 Act. The Trust may issue securities that are senior to Trust shares, but the Trust may not issue securities that are senior to the Notes.

         Loans: Neither Fund may make loans to other persons except that each may lend its portfolio securities, may purchase debt securities, including loan participations and corporate loans, and may enter into repurchase agreements.

         Concentration: As a matter of fundamental policy, the Trust is required to have at least 25% of its total assets invested in the public utilities industry at all times except when investing in a temporary defensive manner. Income Fund does not have such a policy and will not invest more than 25% of its total assets in the securities of issuers in any one industry, not including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

         Other Restrictions: Income Fund may not purchase securities on margin or sell securities short. The Trust may not purchase any securities on margin, except that the Trust may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. Neither Fund may act as an underwriter except to the extent that the Fund may be deemed to be an underwriter when disposing of securities that it owns or when selling its own shares.

WHAT ARE THE PRINCIPAL RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

         Investments in the Trust and Income Fund involve risks common to most investment companies. There is no guarantee against losses resulting from an investment in either Fund, or that either Fund will achieve its investment goals. The achievement of the Funds' investment goals depends upon market conditions, generally, and on the portfolio managers' analytical and portfolio management skills.

         Interest Rate Risk. Each Fund typically invests a significant or substantial portion of its assets in debt securities. Prices of debt securities typically move in the opposite direction of changes in interest rates. Generally, a rise in interest rates will cause debt securities prices to fall and may adversely impact a Fund's NAV. Conversely, in a falling interest rate market, debt securities prices can be expected to rise and this may cause a Fund's NAV to increase. In addition, debt securities with longer maturities generally will react to changes in interest rates to a greater extent as compared to debt securities with shorter maturities. Accordingly, a Fund's NAV is more likely to react to changes in interest rates if the Fund maintains a longer effective maturity of the debt securities held by the Fund.

         Non-Diversification Risk. Because the Trust is a non-diversified fund, it may invest a greater portion of its assets in the securities of a single issuer than a diversified fund, such as Income Fund. As a non-diversified fund, the Trust may be more sensitive than a diversified fund to certain economic, business, political or other developments affecting similar or particular issuers or securities which may result in greater fluctuation in the value of the Trust's shares.

         Concentration Risk. As a matter of fundamental policy, the Trust is required to have at least 25% of its total assets invested in the public utilities industry at all times except when investing in a temporary defensive manner. By concentrating its investments in a particular industry, the Trust is exposed to certain risks associated with that industry to a greater extent than a fund that was not required (or permitted) to so concentrate its investments. The public utilities industry is subject to a variety of risks that are specific to the industry. For example, regulatory oversight of revenues may limit a public utility company's profits and dividends that are available to its investors. In addition, some states permit non-regulated utility providers, which have non-regulated returns that are generally more volatile. Accordingly, the Trust's concentration of its investments in this industry will be exposed to such risks to a greater extent than Income Fund.

         Credit Risk. An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, therefore, impact Fund performance. Each Fund is exposed to credit risk. As described immediately below, to the extent that a Fund in invests in lower rated securities, the Fund may be more exposed to a greater extent to credit risk than if the Fund were invested solely in investment grade debt securities.

         The Trust may invest up to 66 2/3% in debt securities that are rated below investment grade, while Income Fund may invest up 100% of its assets in such securities. To the extent that Income Fund has greater exposure than the Trust to such lower rated debt securities, Income Fund may be exposed to greater credit risks. Such credit risks generally involve greater volatility of price and risk to principal and income, including the possibility of default by, or bankruptcy of, the issuers of such securities. In addition, high yield debt securities are generally less liquid than higher-quality debt securities. As noted above, however, the Trust typically invests 50% of its assets in high yield debt securities, while Income Fund typically invests 50% or less in such securities.

         Foreign Securities. The Trust may invest up to 5% of its assets in securities denominated in foreign currencies, while Income Fund may invest up to 25% of its assets in foreign securities. To the extent that Income Fund takes advantage of its greater flexibility to invest in foreign securities, it may be exposed, to a greater degree than the Trust, to the special risks associated with foreign investments. To the extent that Income Fund invests in foreign securities, Income Fund could be subject to increased risks associated with
unfavorable  exchange  rates,   unstable political and economic  developments,
restrictive trading practices,lack of information and limited markets. Further, the ability of Income Fund to invest in securities of issuers operating in emerging market countries may present additional risks to Income Fund. To the extent that Income Fund invests in emerging markets securities, Income Fund could be subject to heightened risks due to a lack of established legal, political, business and social frameworks in such emerging market countries. These factors make prices of investments in emerging market countries generally more volatile than securities in developed markets and may increase the risk of loss to Income Fund.

         Leverage. The Trust, as a closed-end fund, is permitted under the 1940 Act to issue senior debt securities, such as the Notes, in an amount up to 33 1/3% of the Trust's total assets. Although Income Fund may engage in certain leveraged transactions consistent with SEC guidelines, Income Fund, as an open-end fund, is generally prohibited under the 1940 Act from issuing senior securities.

         The Trust, consistent with the 1940 Act, issued the Notes in order to employ leverage when managing the Trust's assets. Generally, leverage involves the use of various financial instruments (such as options) or borrowed capital (such as debt) in a manner designed to increase the potential return of an investment. Because the Trust uses leverage, the value of its net assets will tend to increase or decrease at a greater rate than if no leverage were employed. If the Trust does not generate sufficient cash flow from operations to satisfy its debt repayment obligations, it may be forced to sell investments at disadvantageous times to repay borrowings. In addition, the Trust likely will sell its more liquid assets first to repay borrowings, thus increasing the Trust's percentage of securities that may be less liquid. As discussed above, if the Plan is approved by the Trust's shareholders, the Trust will prepay the Notes and eliminate the leverage prior to the completion of the Transaction.

         Value Investing. A value stock or debt security may not increase in price as anticipated by Franklin Advisers if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that Franklin Advisers believes will increase the price of the security do not occur. Income Fund's policy of investing in securities that may be out of favor, including turnarounds, cyclical companies, companies emerging from bankruptcy, companies reporting poor earnings, and companies whose share prices have declined sharply or that are not widely followed by other investors, differs from the approach followed by many other funds,including the Trust. To the extent that Income Fund focuses its investments in this manner, it may be exposed to the risks associated with value investing to a great extent than the Trust, which focuses on non-cyclical issuers and public utilities.

         Illiquid Securities. As a closed-end fund, the Trust is not subject to the 1940 Act's limitation regarding illiquid securities; however, pursuant to the Terms of the Note Agreement, the Trust may not count its portfolio securities that are deemed illiquid for purposes of complying with the 300% asset coverage requirement. A larger holding of illiquid securities may make it more difficult for the Trust to obtain reliable market prices with which to value its portfolio securities. When there is little or no active trading market for specific types of securities, it may become more difficult to sell the securities at or near their perceived value. In the event that the Trust liquidates these types of assets in this type of market, it may not get the full value of the assets and the Trust's share price may fall.

                       FURTHER INFORMATION ABOUT THE FUNDS

         Information about Income Fund is included in the Income Fund Prospectus, which is enclosed with and incorporated by reference into (is considered a part of) this Prospectus/Proxy Statement. Additional information about Income Fund is included in its current Statement of Additional Information, which is incorporated into the Income Fund Prospectus and also into the SAI. Income Fund's Annual Report to Shareholders for the fiscal year ended September 30, 2004 is enclosed with and considered a part of this Prospectus/Proxy Statement.

         Information about the Trust is incorporated by reference into this Prospectus/Proxy Statement from the Trust's Annual Report to Shareholders for the fiscal year ended March 31, 2004 and the Trust's Semi-Annual Report to Shareholders for the semi-annual fiscal period ended September 30, 2004. In addition, it is anticipated that the Trust's Annual Report to Shareholders for the fiscal year ended March 31, 2005 will be available within approximately sixty (60) days after that date. You may request a free copy of these documents and other information by calling 1-800/DIAL-BEN(R) (1-800-342-5236) or by writing to the respective Funds at P.O. Box 997151, Sacramento, CA 95899-9983.

         For more information with respect to Income Fund concerning the following topics, please refer to the following sections of the Income Fund
Prospectus: (i) see "Performance" for more information about the performance of Income Fund; (ii) see "Management" for more information about the investment adviser and portfolio managers of Income Fund and information about regulatory matters; (iii) see "Account Policies" for more information about the pricing of shares of Income Fund; and (iv) see "Distributions and Taxes" for more information about Income Fund's policy with respect to dividends and distributions and tax consequences to shareholders of various transactions in shares of Income Fund. For more information about the Trust, see "Other Information about the Trust" in Exhibit D to this Prospecuts/Proxy Statement.

         The Company and the Trust file proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Room 1024, Washington, D.C. 20549. Also, copies of such material can be obtained from the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, D.C. 20549-6009, at prescribed rates, or from the SEC's Internet site at http://www.sec.gov. In addition, reports, proxy statements and other information relating to the Trust can be inspected at the NYSE.

         The following is only a discussion of certain principal differences between the organization of each Fund, and is not a complete description of the Funds' organizational documents. Further information about each Fund's current corporate structure is contained in the Fund's registration statements, organizational documents and in relevant State law.

         Comparison of Capital Structures. The Trust was organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 22, 1989 (the "Declaration of Trust"). Income Fund is one series of the Company that was originally organized as a Delaware corporation on November 28, 1947 and was reorganized as a Maryland corporation effective February 1, 1980 pursuant to Articles of Incorporation dated October 9, 1979 and Articles of Merger dated November 7, 1979, as amended and supplemented to date (the "Charter" and, together with the Declaration of Trust, each, a "Governing Document" and, collectively, the "Governing Documents").

         The authorized number of shares of the Trust is unlimited and such shares have a par value of $0.01 per share. Further information regarinding Trust shares can be found under the heading "Other Information about the Trust-Outstanding Securities of the Trust," in Exhibit D to this Proxy
Statement/Prospecuts.

         The Company is authorized to issue 44.2 billion shares of common stock, par value $0.01 per share. The Company currently issues shares of five series, including Income Fund. Income Fund is further divided into six classes of shares and has had shares allocated and designated to each of these classes as follows:
(i) Class A, 15,200,000,000  shares; (ii) Class B, 2,000,000,000  shares;  (iii)
Class B1, 1,000,000,000 shares; (iv) Class C, 7,200,000,000 shares; (v) Class R,
1,000,000,000 shares; and (vi) Advisor Class, 2,000,000,000 shares. The Trust and the Company may each issue fractional shares.

         The Trust shares and Income Fund Class A shares, when issued in accordance with their terms, are fully paid and nonassessable and have no preference, preemptive, conversion or subscription rights. Trust and Income Fund shareholders have no appraisal rights.

         As shareholders of an "open-end" fund, shareholders of Income Fund are entitled to have Income Fund redeem their shares at the NAV next computed on any business day Income Fund is open for business (subject to any conditions or limitations described in the Income Fund Prospectus). Shareholders of the Trust have no right to redeem their Trust shares. Trust shareholders may sell their shares in the open market at the then-current market price, which may be equal to, less than, or greater than the Trust shares' NAV at the time of the trade.

         Comparison of Voting Rights. Shareholders of a Maryland corporation, such as the Company, are entitled to vote on, among other things, the election of directors and those matters that effect fundamental changes in the entity's corporate structure (such as a merger, consolidation or sale of all or substantially all of the assets of the corporation) as provided by the Maryland General Corporation Law ("MGCL"). The Declaration of Trust contains similar provisions. For example, each of the Governing Document specifically gives shareholders the power to vote: (i) for the election of trustees or directors,as the case may be, to the extent required by certain provisions of the applicable Governing Document; (ii) with respect to certain amendments to the Governing Document; and (iii) on such additional matters as required by law, the applicable Governing Document, or any applicable registration with the SEC or any state, or as the Board of Trustees or Board of Directors of the Company, as applicable, may consider necessary or desirable.

         In addition, the 1940 Act provides that shareholders of the Funds have the power to vote with respect to certain matters: specifically, for the selection of auditors (under certain circumstances); approval of investment advisory agreements and plans of distribution; and amendments to policies, goals or restrictions deemed to be fundamental. For each Fund, each whole share is entitled to one vote as to any matter on which it is entitled to vote, and each fractional share carries a proportionate fractional vote. Shareholders of the Funds are not entitled to cumulative voting in the election of members of the Board of Trustees or Board of Directors of the Company, as applicable.

         Comparison of Legal Structures. The Massachusetts statutory law governing Massachusetts business trusts is limited in scope, allowing broad contractual flexibility for many of the characteristics, rights and obligations of a business trust, such as the Trust, its business and shareholders, which may be provided for in the governing instrument of the business trust. Investment companies organized as Massachusetts business trusts, such as the Trust, have benefited from this flexibility by streamlining their operations and minimizing expenses. For example, a business trust's governing documents may permit management of the business trust to take various actions without having to obtain shareholder approval. Notwithstanding this flexibility, business trusts must file periodic reports with the Secretary of the Commonwealth of Massachusetts.

         The MGCL contains provisions specifically designed for investment companies, such as the Company, which takes into account their unique structure and operations, and allows such investment companies to operate more efficiently by reducing their administrative burdens that may otherwise be imposed on other Maryland corporations. For example, the charter or bylaws of an investment company organized as a Maryland corporation may provide that an annual shareholders' meeting is not required in any year unless required by the federal securities laws. Because the MGCL contains detailed provisions regarding corporate governance matters, the MGCL may provide Maryland corporations, such as the Company, more specific guidance on certain corporate law issues as compared to the guidance set forth under the provisions of Massachusetts law applicable to Massachusetts business trusts.

         While former Trust shareholders, as holders of Income Fund Class A shares, will have similar voting rights as they currently have as Trust shareholders, there are certain differences. The organizational structures in the Governing Documents have a slight difference in record date parameters for determining shareholders entitled to notice, to vote and to a distribution, and differ slightly in the proportion of outstanding shares required to vote on certain matters. Both the Trust and the Company are authorized to issue separate series and separate classes of each series. The Trust currently does not have more than one series or class of shares. Accordingly, shareholders of the Trust vote together on any matter for which such shareholders are entitled to vote. The Company has several series, including Income Fund, which currently has six classes of shares. Shareholders of each series of the Company are entitled to vote by series on any matter that affects solely the interest of that series. Likewise, shareholders of Income Fund, as well as all other series of the Company, are entitled to vote by class on any matter that affects solely the interest of that class.

         Limited Liability for Shareholders. Shareholders of a Maryland corporation generally do not have personal liability for the corporation's obligations, except that a shareholder may be liable to the extent that he or she receives any distribution that exceeds the amount that he or she could properly receive under Maryland law or where such liability is necessary to prevent fraud.

         Massachusetts statutory law governing Massachusetts business trusts does not address the limitation of liability of shareholders of a Massachusetts business trust. The Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Trust's assets if a shareholder is held personally liable for obligations of the Trust.

         Redemption of Fund Shares. Because Income Fund is an open-end fund, Income Fund must redeem its shares at the next computed NAV when offered by its shareholders for redemption, provided that such redemption request complies with the applicable provisions set forth in the Company's Charter and the Income Fund Prospectus. By contrast, a shareholder of the Trust has no right to redeem his or her Trust shares. Trust shareholders may sell their shares in the open market at the then-current market price, which may be equal to, less than, or greater than their NAV at the time of the trade.

         Board of Directors/Board of Trustees. Pursuant to the MGCL and the Charter, the responsibility for the management of the Company is vested in its Board of Directors, which, among other things, is empowered by the MGCL, the Charter and the Company's By-Laws to elect the officers of the Company and to contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management. Pursuant to the Charter, no member of the Board of Directors shall be liable for any act or omission or any conduct whatsoever in his or her capacity as a member of the Board of Directors, except for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust has substantially the same substantive provisions.

         Meetings of Shareholders. The By-Laws of the Company permit, but do not require, annual meetings of shareholders in any given year unless the Company is required to hold such a meeting pursuant to the 1940 Act. In addition, the Company's By-Laws permit special meetings of shareholders, which may be called for any purpose at any time by the Board of Directors, the Company's President or by written request submitted by shareholders owning not less than one-third of all of the outstanding shares of the Company entitled to vote for directors as of the date of such request. The Declaration of Trust and the Trust's By-Laws do not distinguish between annual or special meetings of shareholders. In addition, a meeting of the Trust's shareholders may only be called by the Board of Trustees, the Chairman of the Board of Trustees or the Trust's President.

         Quorum. The Company's By-Laws require a majority of shareholders entitled to vote at a meeting of shareholders to be present in person or by proxy in order to constitute a quorum. The Trust's Declaration of Trust requires at least forty percent (40%) of shareholders entitled to vote at a meeting of shareholders to be present in person or by proxy in order to constitute a quorum.

         Inspection Rights. Each Fund provides certain inspection rights to shareholders of its books and records, at least to the extent required by applicable law.

                               VOTING INFORMATION

HOW MANY VOTES ARE NECESSARY TO APPROVE THE PLAN?

         Forty percent (40%) of the Trust's shares entitled to vote in person or by proxy shall be a quorum for the transaction of business at the Meeting. Approval of the Plan requires the affirmative vote of the lesser of: (i) more than 50% of all outstanding Trust shares; or (ii) 67% or more of the shares present at the Meeting, if the holders of more than 50% of the outstanding voting securities are present at the Meeting or represented by proxy. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of the Trust held as of the close of business on the Record Date. If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.

           Under the Trust's Declaration of Trust and By-Laws, abstentions will be included for purposes of determining whether a quorum is present at the Meeting, but will be treated as votes not cast and, therefore, abstentions will not be counted for purposes of determining whether the Plan has been approved. Accordingly, abstentions will have the same effect as a vote against the Plan.

HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

     You can vote in any one of the following ways:

          o By mail, with the enclosed proxy card.

          o In person at the Meeting.

          o By telephone or over the Internet. If your account is eligible, separate instructions are enclosed.

         A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you want to vote on important issues relating to the Trust. If you simply sign and date the proxy card but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or any adjournment of the Meeting.

WHAT IF MY SHARES ARE HELD BY MY BROKER OR NOMINEE?

         If your Trust shares are held in a brokerage account, it is likely that your broker is the shareholder of record and maintains your Trust shares for your beneficial interest. Such shares are commonly referred to as being held in "street name." The Trust expects that before the Meeting, broker-dealer firms holding Trust shares in street name will request voting instructions from their customers and beneficial owners. If you want to vote in person at the Meeting those shares for which you are the beneficial owner and that are held in street name by a broker-dealer or other nominee, you will need to obtain a "Legal Proxy" from your broker-dealer or nominee and present it to the Inspector of Elections at the Meeting.

         Under the Trust's governing documents, broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be included for purposes of determining whether a quorum is present at the Meeting, but will be treated as votes not cast. Accordingly, broker non-votes will not be counted for purposes of determining whether the Plan has been approved, and will have the same effect as a vote against the Plan.

CAN I REVOKE MY PROXY?

         You may revoke your proxy at any time before it is voted by sending a written notice to the Trust expressly revoking your proxy, by signing and forwarding to the Trust a later-dated proxy card, or by attending the Meeting and voting in person. As indicated above, if your shares are held by your broker, you will need to obtain a "Legal Proxy" from your broker and present it to the Inspector of Election at the Meeting in order to vote in person at the Meeting.

WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

         The Board of Trustees does not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy Statement. The Board of Trustees is not aware of any other matters to be brought before the Meeting by others. If any other matter properly comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

WHO IS ENTITLED TO VOTE?

         Shareholders of record of the Trust on the Record Date will be entitled to vote at the Meeting. On the Record Date, there were [ _____________________ ] outstanding shares of the Trust.

WHAT OTHER SOLICITATIONS WILL BE MADE?

         The Trust will request broker-dealer firms, custodians, nominees and fiduciaries to forward proxy material to the beneficial owners of record of the Trust's shares. The Trust reimburses broker-dealer firms, custodians, nominees and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of the Trust and Franklin Advisers, without extra pay, may conduct additional solicitations by telephone, personal interviews, and other means. The Trust has engaged [ _____________________ ] to solicit proxies from brokers, banks, other institutional holders, and individual shareholders for a fee, including out of pocket expenses, of approximately $[ __________ ] to $[__________ ]. The costs of any such solicitation and of any adjourned session will be borne one-quarter by each Fund and one-half by Franklin Advisers.

ARE THERE DISSENTERS' RIGHTS?

         Shareholders of the Trust will not be entitled to any "dissenters' rights" under Massachusetts law or the Declaration of Trust. Trust shareholders may continue to sell their Trust shares in the open market until the Transaction is completed. If shareholders approve the Plan and the Transaction is completed, after the closing date you may redeem your Income Fund Class A shares or exchange them for shares of other funds in Franklin Templeton Investments on any business day. Redemptions and exchanges are subject to the terms contained in the Income Fund Prospectus.

                           PRINCIPAL HOLDERS OF SHARES

         As of the Record Date, the officers and trustees of the Trust, as a group, owned of record and beneficially less than 1% of the outstanding shares of the Trust. [In addition, as of the Record Date, the officers and directors of the Company, as a group, owned of record and beneficially less than 1% of the outstanding voting shares of Income Fund]. From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the knowledge of either Fund, except as listed below, as of the Record Date, no other person owned (beneficially or of record) 5% or more of the outstanding shares of the Trust or of any class of Income Fund.

                                                                PERCENTAGE (%)
NAME AND ADDRESS                          SHARE CLASS             OF CLASS
------------------------------------------------------------------------------
[       ]                                     [ ]                   [   ]

[       ]                                     [ ]                   [   ]

[*Completion of the Transaction is not expected to result in any change in the above person's ownership of the then outstanding Class [ ] shares of Income Fund.]


                                   ADJOURNMENT

         The holders of a majority of the shares present (in person or by proxy) entitled to vote at the Meeting and properly cast upon the question of adjourning the Meeting may adjourn the Meeting to another date and time, whether or not a quorum is present. Such authority to adjourn the Meeting may be used in the event that a quorum is not present at the Meeting or, in the event that a quorum is present but sufficient votes have not been received to approve the Proposal, or for any other reason consistent with relevant state law and the Trust's governing documents, including to allow for the further solicitation of proxies. Unless otherwise instructed by a shareholder granting a proxy, the persons designated as proxies may use their discretionary authority to vote as instructed by management of the Trust on questions of adjournment.

By Order of the Board of Trustees,


Murray L. Simpson

Secretary

May [  ], 2005





                                    GLOSSARY

USEFUL TERMS AND DEFINITIONS

1940 Act - Investment Company Act of 1940, as amended.

Distributors - Franklin Templeton Distributors, Inc., One Franklin Parkway, San Mateo, CA 94403-1906, the principal underwriter for Income Fund.

Franklin Advisers - Franklin Advisers, Inc., One Franklin Parkway, San Mateo, CA 94403-1906, the investment manager for the Funds.

Franklin Templeton Funds - Includes all of the U.S. registered funds within the Franklin Templeton Investments, the Franklin Floating Rate Trust and the Franklin Mutual Recovery Fund. They do include the Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund.

Franklin Templeton Investments - Resources is a publicly owned global investment management organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries.

FT Services - Franklin Templeton Services, LLC, the administrator for the Funds. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate to the Funds' investment manager and Income Fund's principal underwriter.

Investor Services - Franklin Templeton Investor Services, LLC, is Income Fund's shareholder servicing agent and acts as Income Fund's transfer agent and dividend paying agent.

Net Asset Value (NAV) - The value of a fund is determined by deducting a fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

Resources - Franklin Resources, Inc., headquartered at One Franklin Parkway, San Mateo, CA 94403-1906, a publicly owned global investment management organization operating as Franklin Templeton Investments.

SAI - Statement of Additional Information.

SEC - U.S. Securities and Exchange Commission.

Securities Dealer - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with Income Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

U.S. - United States.





                     EXHIBITS TO PROSPECTUS/PROXY STATEMENT

EXHIBIT

          A Agreement and Plan of Reorganization between Franklin Multi-Income Trust and Franklin Custodian Funds, Inc., on behalf of Franklin Income Fund (attached)

          B Prospectus of Franklin Income Fund - Class A, B, B1, C & R, dated February 1, 2005 (enclosed)

          C Annual Report to Shareholders of Franklin Income Fund for the fiscal year ended September 30, 2004 (enclosed)

          D  Other Information about the Trust (attached)








                                                                      EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of this 28th day of February, 2005, by and between Franklin
Multi-Income Trust ("Multi-Income Trust"), a Massachusetts business trust and a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), with its principal place of business at One Franklin Parkway, San Mateo, California 94403, and Franklin Custodian Funds, Inc. ("Custodian Funds"), a Maryland corporation and an open-end management investment company registered under the 1940 Act, with its principal place of business at One Franklin Parkway, San Mateo, California 94403, on behalf of its series, Franklin Income Fund ("Income Fund").

                             PLAN OF REORGANIZATION

         The reorganization (hereinafter referred to as the "Reorganization") will consist of (i) the acquisition by Income Fund of substantially all of the property, assets and goodwill of Multi-Income Trust in exchange solely for full and fractional shares, par value $0.01 per share, of Income Fund - Class A ("Income Fund Class A Shares"); (ii) the distribution of Income Fund Class A Shares to the holders of shares of beneficial interest, par value $0.01 per share, of Multi-Income Trust ("Multi-Income Trust Shares"), according to their respective interests in Multi-Income Trust in complete liquidation of Multi-Income Trust; and (iii) the dissolution of Multi-Income Trust as soon as is practicable after the closing (as described in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Agreement hereinafter set forth.

                                    AGREEMENT

         In order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.  SALE AND TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF
MULTI-INCOME TRUST.

         (a) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of Custodian Funds, on behalf of Income Fund, herein contained, and in consideration of the delivery by Custodian Funds, on behalf of Income Fund, of the number of Income Fund Class A Shares hereinafter provided, Multi-Income Trust agrees that it will convey, transfer and deliver to Custodian Funds, on behalf of Income Fund, at the Closing all of Multi-Income Trust's then existing assets, free and clear of all liens, encumbrances, and claims whatsoever, except for cash, bank deposits, or cash equivalent securities in an estimated amount reasonably necessary to: (i) pay its costs and expenses of carrying out this Agreement (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on Multi-Income Trust's books as liability reserves; (ii) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date and those liabilities that would otherwise be discharged at a later date in the ordinary course of business; and
(iii) pay such contingent liabilities as the Board of Trustees of Multi-Income Trust shall reasonably deem to exist against Multi-Income Trust, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on Multi-Income Trust's books (hereinafter "Net Assets"). Multi-Income Trust shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date. Neither Custodian Funds nor Income Fund will assume any liabilities of Multi-Income Trust, whether absolute or contingent.

         (b)  Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of Multi-Income Trust herein contained, and in consideration of such sale, conveyance, transfer, and delivery, Custodian Funds, on behalf of Income Fund, agrees at the Closing to deliver to Multi-Income Trust the number of Income Fund Class A Shares, determined by: (i) dividing the net asset value per share of the Multi-Income Trust Shares by the net asset value per share of Income Fund Class A Shares; and
(ii) multiplying the result thereof by the number of outstanding Multi-Income Trust Shares, all as of 1:00 p.m., Pacific time, on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

         (c) Immediately following the Closing, Multi-Income Trust shall distribute pro rata to its shareholders of record as of the close of business on the Closing Date, Income Fund Class A Shares received by Multi-Income Trust pursuant to this Section 1. Such distribution shall be accomplished by the establishment of accounts on the share records of Income Fund of the type and in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional Income Fund Class A Shares shall be carried to the fourth decimal place. As promptly as is practicable after the Closing, each holder of any outstanding certificate or certificates representing shares of beneficial interest of Multi-Income Trust shall be entitled to surrender the same to the transfer agent for Income Fund in exchange for the number of Income Fund Class A Shares into which the Multi-Income Trust Shares theretofore represented by the certificate or certificates so surrendered shall have been converted. Until so surrendered, each outstanding certificate which, prior to the Closing, represented shares of beneficial interest of Multi-Income Trust shall be deemed for all Custodian Funds' purposes to evidence ownership of the number of Income Fund Class A Shares into which the Multi-Income Trust Shares (which prior to the Closing were represented thereby) have been converted. Certificates for Income Fund Class A Shares shall not be issued, unless specifically requested by the shareholders. Promptly following the Closing and the liquidating distribution of the Income Fund Class A Shares; Multi-Income Trust shall be dissolved.

2.       VALUATION.

         (a) The value of Multi-Income Trust's Net Assets to be acquired by Custodian Funds, on behalf of Income Fund, hereunder shall in each case be computed as of 1:00 p.m., Pacific time, on the Closing Date in a manner consistent with the valuation procedures described in Multi-Income Trust's registration statement on Form N-2, as filed with the U.S. Securities and Exchange Commission (the "SEC") on August 25, 1989, as such disclosures have been amended to date by any: (i) amendments to Multi-Income Trust's Registration Statement on Form N-2 as filed with the SEC; (ii) press releases issued on behalf of Multi-Income Trust; and (iii) Multi-Income Trust's annual or semi-annual reports sent to shareholders pursuant to Section 30 of the 1940 Act (collectively, the "Multi-Income Trust Disclosure Documents").

         (b) The per share net asset value of Multi-Income Trust Shares shall be determined as of 1:00 p.m., Pacific time, on the Closing Date in a manner consistent with the valuation procedures described in the Multi-Income Trust Disclosure Documents.

         (c) The per share net asset value of Income Fund Class A Shares shall be determined as of 1:00 p.m., Pacific time, on the Closing Date in a manner consistent with the valuation procedures described in Income Fund's currently effective prospectus.

3.       CLOSING AND CLOSING DATE.

         The Closing Date shall be July __, 2005, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of Custodian Funds at 2:00 p.m., Pacific time, on the Closing Date. Multi-Income Trust shall have provided for delivery as of the Closing those Net Assets of Multi-Income Trust to be transferred to the account of Income Fund's custodian, Bank of New York, Mutual Funds Division, 100 Church Street, New York, New York 10286. Also, Multi-Income Trust shall deliver at the Closing a list of names and addresses of the shareholders of record of its Multi-Income Trust Shares and the number of full and fractional Multi-Income Trust Shares owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 1:00 p.m., Pacific time, on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief. Custodian Funds, on behalf of Income Fund, shall provide evidence satisfactory to Multi-Income Trust that the Income Fund Class A Shares to be delivered to the account of Multi-Income Trust hereunder have been registered in an account on the books of Income Fund in such manner as the officers of Multi-Income Trust may request.

4.  REPRESENTATIONS AND WARRANTIES BY CUSTODIAN FUNDS, ON BEHALF OF
INCOME FUND.

         Custodian Funds, on behalf of Income Fund, represents and warrants to Multi-Income Trust that:

         (a) Income Fund is a series of Custodian Funds, a corporation created under the laws of Maryland pursuant to Articles of Incorporation dated October 9, 1979 and filed, accepted and recorded by the Maryland State Department of Assessment and Taxation on October 16, 1979, ("Charter") and validly exists under the laws of the State of Maryland. Custodian Funds is duly registered under 1940 Act as an open-end, management investment company, and all of the Income Fund Class A Shares sold to date were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital as required by the 1940 Act or obtaining any necessary approvals of the initial shareholder of a newly created series.

         (b) Custodian Funds is authorized to issue 32 billion shares of common stock, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights, and currently issues shares of five series, including Income Fund. Income Fund is further divided into six classes of shares and the number of shares of stock, par value $0.01 per share, and, as of February 28, 2005, has been allocated and designated to each of these classes of shares as follows: (i) Class A-7,600,000,000 shares; (ii) Class B-2,000,000,000 shares; (iii) Class B1-1,000,000,000 shares; (iv) Class C-3,600,000,000 shares; (v) Class R-1,000,000,000 shares;
and (vi) Advisor Class-1,000,000,000 shares.

         (c)  The audited financial statements appearing in Custodian
Funds' Annual Report to Shareholders for the fiscal year ended September 30, 2004, audited by PricewaterhouseCoopers LLP, including the financial statements for Income Fund for the fiscal year then ended, copies of which have been delivered to Multi-Income Trust, fairly present the financial position of Income Fund as of such date and the results of its operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

         (d) The books and records of Income Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Income Fund.

         (e) Custodian Funds has the necessary corporate power and authority to conduct Income Fund's business as such business is now being conducted.

         (f) Custodian Funds, on behalf of Income Fund, is not a party to or obligated under any provision of its Charter or By-laws, each as amended to date, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

         (g) Income Fund has elected to be treated as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), Income Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by this Agreement will not cause it to fail to be qualified as a RIC as of the Closing Date.

         (h) Income Fund is not under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

         (i) Income Fund does not have any unamortized or unpaid organizational fees or expenses.

5.       REPRESENTATIONS AND WARRANTIES BY MULTI-INCOME TRUST.

         Multi-Income Trust represents and warrants to Custodian Funds, on behalf of Income Fund, that:

         (a) Multi-Income Trust is a business trust created under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated August 22, 1989, and recorded by the Commonwealth of Massachusetts on September 3, 1989, ("Declaration of Trust") and validly exists under the laws of that Commonwealth. Multi-Income Trust is duly registered under the 1940 Act as a closed-end, management investment company and all of the Multi-Income Trust Shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

         (b) Multi-Income Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, without class designation, each outstanding share of which is fully paid, nonassessable, and has full voting rights.

         (c) The audited financial statements appearing in Multi-Income
Trust's Annual Report to Shareholders for the fiscal year ended March 31, 2004, audited by PricewaterhouseCoopers, LLP, copies of which have been delivered to Custodian Funds, on behalf of Income Fund, fairly present the financial position of Multi-Income Trust as of such date and the results of its operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

         (d) The financial statements (unaudited) appearing in Multi-Income Trust's Semi-Annual Report to Shareholders for the six month period ended September 30, 2004, copies of which have been delivered to Custodian Funds, on behalf of Income Fund, fairly present the financial position of Multi-Income Trust as of such date and the results of its operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

         (e) The books and records of Multi-Income Trust accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Multi-Income Trust.

         (f) Multi-Income Trust has the necessary trust power and authority to conduct its business as such business is now being conducted.

         (g) Multi-Income Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, each as amended to date, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

         (h) Multi-Income Trust has elected to be treated as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, Multi-Income Trust is a "fund" as defined in Section 851(g)(2) of the Code, Multi-Income Trust has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by this Agreement will not cause it to fail to be qualified as a RIC as of the Closing Date.

         (i) Multi-Income Trust is not under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

         (j) Multi-Income Trust does not have any unamortized or unpaid organization fees or expenses.

6.   REPRESENTATIONS AND WARRANTIES BY MULTI-INCOME TRUST AND CUSTODIAN FUNDS.

         Multi-Income Trust and Custodian Funds, on behalf of Income Fund, each represents and warrants to the other that:

         (a) The statement of assets and liabilities to be furnished by it as of 1:00 p.m., Pacific time, on the Closing Date for the purpose of determining the number of Income Fund Class A Shares to be issued pursuant to
Section 1 of this Agreement, will accurately reflect each such party's Net Assets and outstanding shares of beneficial interest or common stock, respectively, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

         (b) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in (a) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

         (c)  Except as disclosed in the Multi-Income Trust Disclosure
Documents or in Income Fund's currently effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against Multi-Income Trust or Income Fund, respectively. Neither Custodian Funds, on behalf of Income Fund, nor Multi-Income Trust is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects Income Fund's or Multi-Income Trust's business or their ability to consummate the transactions herein contemplated.

         (d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

         (e) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action of its Board of Trustees or Board of Directors, as the case may be, and this Agreement, subject to the approval of Multi-Income Trust's shareholders, constitutes a valid and binding obligation enforceable in accordance with its terms.

         (f) It anticipates that consummation of this Agreement will not cause Multi-Income Trust or Custodian Funds, with respect to Income Fund, to fail to conform to the requirements of Subchapter M of the Code for federal income taxation qualification as a RIC at the end of its current fiscal year.

7.  COVENANTS OF MULTI-INCOME TRUST AND CUSTODIAN FUNDS ON BEHALF OF
INCOME FUND.

         (a) Custodian Funds, on behalf of Income Fund, and Multi-Income Trust each covenant to operate their respective businesses as presently conducted between the date hereof and the Closing.

         (b)  Multi-Income Trust undertakes that it will not acquire
Income Fund Class A Shares for the purpose of making distributions thereof to anyone other than Multi-Income Trust's shareholders.

         (c) Multi-Income Trust undertakes that, if this Agreement is consummated, it will dissolve, file an application pursuant to Section 8(f) of the 1940 Act for an order declaring that it has ceased to be an investment company and take the necessary actions, including making the necessary filings, to withdraw its shares from listing on those stock exchanges on which Multi-Income Trust Shares are listed as of the Closing Date.

         (d) Multi-Income Trust and Custodian Funds, on behalf of Income Fund, each agree that, by the Closing, all of their federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

         (e) At the Closing, Multi-Income Trust will provide Income Fund a copy of the shareholder ledger accounts, certified by Multi-Income Trust's transfer agent or its President to the best of its or his knowledge and belief, for all the shareholders of record of Multi-Income Trust Shares as of 1:00 p.m., Pacific time, on the Closing Date who are to become shareholders of Income Fund as a result of the transfer of assets that is the subject of this Agreement.

         (f) The Board of Trustees of Multi-Income Trust shall call and Multi-Income Trust shall hold, a Meeting of Multi-Income Trust's shareholders to consider and vote upon this Agreement (the "Shareholders Meeting") and Multi-Income Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. Multi-Income Trust agrees to mail to each shareholder of record entitled to vote at the Shareholders Meeting at which action on this Agreement is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus/Proxy Statement that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

        (g) Custodian Funds, on behalf of Income Fund, will file with the SEC a registration statement on Form N-14 under the 1933 Act relating to Income Fund Class A Shares issuable hereunder ("Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as is practicable. At the time it becomes effective, the Registration Statement will (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Shareholders Meeting, and on the Closing Date, the Prospectus/Proxy Statement and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

       (h) Prior to the Closing, Multi-Income Trust will effect an optional prepayment of the Franklin Multi-Income Trust 4.13% Senior Notes due September 15, 2009 (the "Notes") in accordance with the terms of that certain Note Agreement dated as of September 15, 2005 (the "Note Agreement") in an amount equal to 100% of the principal amount of the Notes then outstanding, together with interest accrued thereon to the date of prepayment and the Make Whole Premium (as defined in the Note Agreement), if any, applicable thereto (the "Prepayment").

8. CONDITIONS PRECEDENT TO BE FULFILLED BY MULTI-INCOME TRUST AND CUSTODIAN FUNDS, ON BEHALF OF INCOME FUND.

         The consummation of this Agreement and the Reorganization contemplated hereunder shall be subject to the following respective conditions:

        (a) That: (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Agreement to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by the President or Vice President and by the Secretary or any Assistant Secretary or equivalent officer to the foregoing effect.

         (b) That each party shall have delivered to the other party a copy of the resolutions approving this Agreement adopted and approved by the appropriate action of its Board of Trustees or Board of Directors, as the case may be, certified by its Secretary or equivalent officer.

         (c) That the SEC shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

         (d) That this Agreement and the Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of Multi-Income Trust at the Shareholders Meeting or any adjournment thereof.

         (e) That a distribution or distributions shall have been declared for Multi-Income Trust prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders: (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to 1:00 p.m., Pacific time, on the Closing Date; and (ii) any undistributed ordinary income and capital gain net income from any period to the extent not otherwise declared for distribution. Capital gain net income has the meaning given such term by Section 1222(9) of the Code.

         (f) That Multi-Income Trust shall, prior to the Closing, effected a prepayment of the Notes in accordance with the terms of the Note Agreement, in an amount equal to 100% of the principal amount of the Notes then outstanding, together with interest accrued thereon to the date of prepayment and the Make Whole Premium (as defined in the Note Agreement), if any, applicable thereto.

         (g) That as of the Closing, there shall be no Persons (as defined in the Note Agreement) that shall be deemed and treated as the owner and holder of one or more Notes for any and all purposes of the Note Agreement and that Multi-Income Trust shall have delivered to Custodian Funds, on behalf of Income Fund, a certificate signed by the Multi-Income Trust President or any Vice President and by the Secretary or any Assistant Secretary or equivalent officer to the foregoing effect.

     (h) That there shall be delivered to Multi-Income Trust, and Custodian Funds, on behalf of Income Fund, an opinion from Stradley, Ronon, Stevens & Young, LLP, counsel to Multi-Income Trust, to the effect that, provided the Reorganization contemplated hereby is carried out in accordance with this Agreement, the laws of the State of Maryland and the laws of the Commonwealth of Massachusetts and based upon certificates of the officers of Multi-Income Trust and Custodian Funds, on behalf of Income Fund, with regard to matters of fact:

                  (1) The acquisition by Income Fund of substantially all the assets of Multi-Income Trust as provided for herein in exchange for Income Fund Class A Shares followed by the distribution by Multi-Income Trust to its shareholders of such Income Fund Class A Shares in complete liquidation of Multi-Income Trust will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Multi-Income Trust and Income Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

                  (2) No gain or loss will be recognized by Multi-Income Trust upon the transfer of substantially all of its assets to Income Fund in exchange solely for voting shares of Income Fund (Sections 361(a) and 357(a) of the Code);

                  (3) No gain or loss will be recognized by Income Fund upon the receipt by it of substantially all of the assets of Multi-Income Trust in exchange solely for voting shares of Income Fund (Section 1032(a) of the Code);

                  (4)  No gain or loss will be recognized by Multi-Income
         Trust upon the distribution of Income Fund Class A Shares to its shareholders in liquidation of Multi-Income Trust (in pursuance of the Reorganization) (Section 361(c)(1) of the Code);

                  (5) The basis of the assets of Multi-Income Trust received by Income Fund will be the same as the basis of such assets to Multi-Income Trust immediately prior to the exchange (Section 362(b) of the Code);

                  (6)  The holding period of the assets of Multi-Income
         Trust received by Income Fund will include the period during which such assets were held by Multi-Income Trust (Section 1223(2) of the Code);

                  (7) No gain or loss will be recognized by the shareholders of Multi-Income Trust upon the exchange of their shares in Multi-Income Trust for voting shares of Income Fund, including fractional shares to which they may be entitled (Section 354(a) of the Code);

                  (8) The basis of Income Fund Class A Shares received by the shareholders of Multi-Income Trust shall be the same as the basis of the Multi-Income Trust Shares exchanged therefor (Section 358(a)(1) of the Code);

                  (9) The holding period of Income Fund Class A Shares received by shareholders of Multi-Income Trust (including fractional shares to which they may be entitled) will include the holding period of the Multi-Income Trust Shares surrendered in exchange therefor, provided that the Multi-Income Trust Shares were held as a capital asset on the effective date of the exchange (Section 1223(1) of the Code); and

                  (10) Income Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury ("Treasury Regulations")) the items of Multi-Income Trust described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

         (i) That there shall be delivered to Custodian Funds, on behalf of Income Fund, an opinion in form and substance satisfactory to it from Stradley, Ronon, Stevens & Young, LLP, counsel to Multi-Income Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

                  (1) Multi-Income Trust is a business trust organized under the laws of the Commonwealth of Massachusetts and is a validly existing business trust and in good standing under the laws of that Commonwealth;

                  (2) Multi-Income Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share. Multi-Income Trust currently issues shares of one class.

                  (3) Multi-Income Trust is a closed-end investment company of the management type registered as such under the 1940 Act;

                  (4)  Except as disclosed in Multi-Income Trust's
         Disclosure Documents, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Multi-Income Trust, the unfavorable outcome of which would materially and adversely affect Multi-Income Trust;

                  (5) The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of Multi-Income Trust; and

                  (6) Neither the execution, delivery, nor performance of this Agreement by Multi-Income Trust, violates any provision of its Declaration of Trust or By-laws, each as amended to date, or the provisions of any agreement or other instrument known to such counsel to which Multi-Income Trust is a party or by which Multi-Income Trust is otherwise bound; and this Agreement is the legal, valid and binding obligation of Multi-Income Trust and is enforceable against Multi-Income Trust in accordance with its terms.

         In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Multi-Income Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Multi-Income Trust.

         (j) That there shall be delivered to Multi-Income Trust an opinion in form and substance satisfactory to it from Bleakley Platt & Schmidt, LLP, counsel to Custodian Funds, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

                  (1) Custodian Funds is a corporation organized under the laws of the State of Maryland, and is a validly existing corporation and in good standing under the laws of that State;

                  (2) Custodian Funds is authorized to issue 32 billion shares of stock, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights, and currently issues shares of five series, including Income Fund. Income Fund is further divided into six classes of shares and the number of shares of stock, par value $0.01 per share, and, as of February 28, 2005 has been allocated and designated to each of these classes of shares as follows (i) Class A-7,600,000,000 shares; (ii) Class B-2,000,000,000 shares; (iii) Class B1-1,000,000,000 shares;
         (iv) Class C-3,600,000,000 shares; (v) Class R-1,000,000,000 shares;
         and (vi) Advisor Class-1,000,000,000 shares.

                  (3) Custodian Funds is an open-end investment company of the management type registered as such under the 1940 Act;

                  (4) Except as disclosed in Income Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Income Fund, the unfavorable outcome of which would materially and adversely affect Income Fund;

                  (5) Income Fund Class A Shares to be issued pursuant to the terms of this Agreement have been duly authorized and, when issued and delivered as provided in this Agreement and the Registration Statement, will have been validly issued and fully paid and will be non-assessable by Custodian Funds, on behalf of Income Fund;

                  (6) The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly authorized by all necessary corporate action on the part of Custodian Funds, on behalf of Income Fund;

                  (7) Neither the execution, delivery, nor performance of this Agreement by Custodian Funds, on behalf of Income Fund, violates any provision of its Charter or By-laws, each as amended to date, or the provisions of any agreement or other instrument known to such counsel to which Custodian Funds, on behalf of Income Fund, is a party or by which Custodian Funds, on behalf of Income Fund, is otherwise bound; and this Agreement is the legal, valid and binding obligation of Custodian Funds, on behalf of Income Fund, and is enforceable against Custodian Funds, on behalf of Income Fund, in accordance with its terms; and

                  (8) The registration statement of Custodian Funds, with respect to Income Fund, of which the prospectus dated February 1, 2005, as supplemented to date (the "Prospectus"), is a part, is a effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the SEC under the 1933 Act, and nothing has come to counsel's attention that causes it to believe that, at the time the Prospectus became effective or at the Closing, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

         In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Custodian Funds with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Custodian Funds.

         (k) That Multi-Income Trust shall have received a certificate from the President or any Vice President and Secretary or any Assistant Secretary of Custodian Funds to the effect that the statements contained in the Prospectus, at the time the Prospectus became effective, and at the Closing, did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

         (l) That Custodian Funds' Registration Statement with respect to Income Fund Class A Shares to be delivered to Multi-Income Trust's shareholders in accordance with this Agreement shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement, thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

         (m) That Income Fund Class A Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Income Fund Class A Shares lawfully to be delivered to each holder of Multi-Income Trust Shares.

         (n) That, at the Closing, there shall be transferred to Custodian Funds, on behalf of Income Fund, aggregate Net Assets of Multi-Income Trust comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Multi-Income Trust on the Closing Date.

         (o) That there be delivered to Custodian Funds, on behalf of Income Fund, information concerning the tax basis of Multi-Income Trust in all securities transferred to Custodian Funds, on behalf of Income Fund, together with shareholder information including the names, addresses, and taxpayer identification numbers of the shareholders of Multi-Income Trust as of the Closing Date, the number of shares held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with Multi-Income Trust respect to each shareholder.

         (p) That all consents of other parties, and all other consents, orders and permits of federal, state and local regulatory and self-regulatory authorities (including those of the SEC, any stock exchanges upon which Multi-Income Trust Shares or Income Fund Class A Shares may be listed, and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive order from such authorities), required to permit consummation of the Reorganization contemplated hereby shall have been obtained, except where failure to obtain such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of Multi-Income Trust or Income Fund.

9.       BROKERAGE FEES AND EXPENSES.

         (a) Custodian Funds, on behalf of Income Fund, and Multi-Income Trust each represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

         (b) Other than the amount necessary for the Prepayment, which shall be paid by Multi-Income Trust, the expenses of entering into and carrying out the provisions of this Agreement shall be borne one-quarter by Income Fund, one-quarter by Multi-Income Trust, and one-half by Franklin Advisers, Inc.

10.      TERMINATION; POSTPONEMENT; WAIVER; ORDER.

         (a) Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of Multi-Income Trust) prior to the Closing, or the Closing may be postponed as follows:

                  (1) by mutual consent of Custodian Funds, on behalf of Income Fund, and of Multi-Income Trust;

                  (2) by Custodian Funds, on behalf of Income Fund, if any conditions of its obligations set forth in Section 8 have not been fulfilled or waived; or

                  (3) by Multi-Income Trust if any conditions of its obligations set forth in Section 8 have not been fulfilled or waived.

         An election by Custodian Funds or Multi-Income Trust to terminate this Agreement and to abandon the Reorganization shall be exercised respectively, by the Board of Directors of Custodian Funds or the Board of Trustees of Multi-Income Trust.

         (b) If the transactions contemplated by this Agreement have not been consummated by [December 31, 2005], this Agreement shall automatically terminate on that date, unless a later date is agreed to by both Custodian Funds and Multi-Income Trust.

         (c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and neither Multi-Income Trust nor Custodian Funds nor their trustees, officers, or agents or the shareholders of Multi-Income Trust or Income Fund shall have any liability in respect of this Agreement, but all expenses incidental to the preparation and carrying out of this Agreement shall be paid as provided in
Section 9(b) hereof.

         (d) At any tine prior to the Closing, any of the terms or conditions of this Agreement may be waived by the party who is entitled to the benefit thereof by action taken by that party's Board of Trustees/Directors if, in the judgment of such Board, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to its shareholders, on behalf of whom such action is taken.

         (e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Reorganization on the Closing Date, and neither Multi-Income Trust nor Custodian Funds, nor any of their officers, trustees, directors, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee, director, agent or shareholder of Multi-Income Trust or Custodian Funds against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, director, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

         (f) If any order or orders of the SEC with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Directors of Custodian Funds, on behalf of Income Fund, and the Board of Trustees of Multi-Income Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of Multi-Income Trust, unless such terms and conditions shall result in a change in the method of computing the number of Income Fund Class A Shares to be issued to Multi-Income Trust. In which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of Multi-Income Trust prior to the Shareholders Meeting at which the transactions contemplated by this Agreement shall have been approved, this Agreement shall not be consummated and shall terminate unless Multi-Income Trust shall promptly call a meeting of the shareholders of Multi-Income Trust at which such conditions so imposed shall be submitted for approval.

         (g) It is acknowledged that the Declaration of Trust of Multi-Income Trust is on file with the Secretary of The Commonwealth of Massachusetts and that this Agreement is executed on behalf of Multi-Income Trust by the undersigned as officers and not individually and that the obligations of this Agreement are not binding upon any of them, the Trustees or the shareholders of Multi-Income Trust individually but are binding only upon the assets and property belonging to Multi-Income Trust for the benefit of which the Trustees have caused this Agreement to be made.

11.      ENTIRE AGREEMENT AND AMENDMENTS.

         This Agreement embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by this Agreement other than those set forth herein or herein provided for. This Agreement may be amended only by mutual consent of the parties in writing. Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

12.      COUNTERPARTS.

         This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

13.      NOTICES.

         Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the appropriate Fund, at One Franklin Parkway, San Mateo, California 94403, Attention:
Secretary.

14.      GOVERNING LAW.

         This Agreement shall be governed by and carried out in accordance with the laws of the State of Maryland.







         IN WITNESS WHEREOF, Custodian Funds, on behalf of Income Fund, and Multi-Income Trust have each caused this Agreement to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

                                            FRANKLIN CUSTODIAN FUNDS, INC.,
                                            ON BEHALF OF FRANKLIN INCOME FUND

Attest:

                                            By:
------------------------------------           --------------------------------
Murray L. Simpson                              David P. Goss
Secretary                                      Vice President


                                            FRANKLIN MULTI-INCOME TRUST

Attest:

                                            By:
------------------------------------           --------------------------------
Murray L. Simpson                              David P. Goss
Secretary                                      Vice President





                                    EXHIBIT D

                        OTHER INFORMATION ABOUT THE TRUST

INVESTMENT GOAL, STRATEGIES AND POLICIES

The investment goal of the Trust is to seek high current income consistent with preservation of capital, as well as growth of income through dividend increases and capital appreciation. The Trust's investment goal is fundamental and may not be changed without the approval of a majority of the Trust's outstanding voting securities. The Trust will seek to achieve its goal by investing primarily in high yielding, fixed-income corporate securities as well as dividend-paying common and preferred stocks of companies engaged in the public utilities industry. The Trust's investment manager seeks to invest the Trust's assets in a manner intended to provide high current return in a variety of possible market conditions, consistent with the Trust's investment goal and policies as described herein. The Trust's investment policies as described here and below (other than the Trust's policy of concentrating in the public utilities industry, which is a fundamental policy) are not fundamental and may be modified as necessary by the Board of Trustees without shareholder approval. No assurances can be given that the Trust's investment goal will be achieved.

Fixed-Income Debt Securities. The Trust typically will invest approximately 50% of its total assets in high yielding corporate securities and may, depending on market conditions, invest up to 66-2/3% or as little as 33-1/3% of its total assets in such securities. The types of high yielding, fixed-income corporate securities in which the Trust will invest principally include bonds (including bonds convertible into equity securities), debentures and notes issued by U.S. corporations. In selecting high yielding corporate securities, the Trust will focus on non-cyclical industries and will consider three primary factors: credit risk, which involves the ability of the issuer to make timely payment of principal and interest; interest rate risk, which involves the change in the market value of debt securities as a result of changes in the prevailing interest rates; and maturity, which affects the volatility of the market price (i.e., longer maturities may increase the degree of a decline or rise in market price in response to interest rate changes, assuming no change in the issuer's creditworthiness). The Trust may also invest in deferred interest obligations such as zero coupon securities and pay-in-kind bonds, although such obligations will not exceed 10% of the Trust's total assets.

High yielding corporate debt obligations of the type in which the Trust intends to invest are typically rated between BB and CCC by S&P(R) or between Ba and Caa by Moody's and are frequently issued by corporations in the growth stage of their development. The Trust may also acquire high yielding securities issued in connection with a corporate reorganization or issued as part of a corporate takeover. Under certain circumstances, the Trust may acquire corporate debt obligations rated as low as C by S&P(R) or Moody's. Debt obligations that are rated BB or Ba, B, CCC or Caa, CC or Ca, and C are rated below investment grade and are regarded by S&P(R) and Moody's, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Such securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. Bonds which are rated C by Moody's are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

The Trust has no requirements regarding whether the income producing debt securities it purchases must be rated or, if such securities are rated, what the minimum or maximum rating on such securities must be, provided such securities are rated at least C or, if not rated, are considered by the investment manager to be at least comparable to a C rated security. The investment manager will base its investment decisions for the Trust on its own determination of reasonable investment risk. The investment manager's judgment as to the "reasonableness" of the risk involved in any particular investment will be a function of its experience in managing fixed-income investments and its evaluation: (i) of general economic and financial conditions; (ii) of a specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign currency denominated securities, the economic conditions and interest rates applicable to such currency; and (iii) of such other considerations as the investment manager may deem appropriate. Although some risk is inherent in all types of investments, holders of fixed-income securities have a claim on the assets of the issuer prior to the holders of common stock. Therefore, an investment in fixed-income securities generally entails less risk than an investment in common stock of the same issuer.

Public Utilities Securities. The Trust typically will invest approximately 50% of its total assets in the common and preferred stocks of public utility companies and anticipates that it may, depending on market conditions, invest up to 66-2/3% or as little as 33-1/3% of its total assets in such securities. The Trust is required, as it fundamental policy, to have at least 25% of its total assets invested in the public utilities industry at all times except for temporary defensive purposes when it may decrease its investment in this industry sector below 25%. The Trust's investment in public utility companies may include companies engaged in the production, transmission or distribution of electricity, gas, water or telecommunications. The investment manager focuses on utility companies with attractive dividend yields and a history of increasing their dividends. Many utilities companies have established a reputation for paying regular quarterly dividends and for increasing their common stock dividends over time. In evaluating particular issuers, the investment manager will consider a number of factors, including historical growth rates and rates of return on capital, financial condition and resources, geographic service area, management skills and other factors such as regulatory environment, energy sources, the cost of alternative fuels, and, in the case of electric utilities, their involvement with nuclear power sources. In selecting investments, the investment manager will primarily consider current dividend levels, but will also consider prospective growth in earnings and dividends in relation to price/earnings ratios, long term capital appreciation and risk. The Trust expects to concentrate its investments in this portion of its portfolio in electric utilities in regions of the country which are experiencing above average population growth strong earnings growth and which have a favorable regulatory environment. Emphasis will be placed on relative yield and growing dividend payments associated with the better managed companies in this basic industry.

Although the Trust's investment manager believes investments in public utilities stocks offer growth opportunities, investors should note that rates of return of public utility companies generally are subject to review and limitation by state public utilities commissions and tend to fluctuate with marginal financing costs. Rate changes, however, ordinarily lag behind the changes in financing costs, and thus can favorably or unfavorably affect the earnings or dividend pay-outs on public utilities stocks depending upon whether such rates and costs are declining or rising. Under market conditions that are unfavorable to the public utilities industry, where a temporary defensive posture is warranted, the investment manager may significantly reduce the Trust's investment in that industry.

Utility company securities, which are generally bought for their dividend yield, have been historically sensitive to interest rate movements: when interest rates rise, the stock prices of these companies tend to fall. However, on-going regulatory changes have led to greater competition in the industry and the emergence of the non-regulated providers as a significant part of the industry. Recent highly publicized developments arising out of the business activities of the non-regulated providers in the public utilities industry have led to increased volatility and reduced liquidity in credit markets for this industry. As a result, independent rating agencies have downgraded the debt ratings of many public utility companies. These developments have reduced stability of cash flows and have impacted the short-term earnings potential of some in this industry. These trends have also made shares of some utility companies less sensitive to interest rate changes but more sensitive to changes in revenue and earnings and caused them to reduce the ratio of their earnings they pay out as dividends.

In addition, the industry is subject to a variety of risks specific to this industry. Utilities often find it difficult to obtain adequate returns on invested capital in spite of rate increases or because rate increases become increasingly difficult to obtain. Utilities may face difficulty in financing large construction programs during inflationary and rising interest rate periods. Utilities are subject to many restrictions on operations and increased costs due to environmental and safety regulations and may be subject to adverse effects of the results of energy conservation programs as well as other factors affecting the level of demand for services. Utilities are also subject to the risks of increases in fuel and other operating costs. Certain utilities also may face greater demands in providing reliable service with the increasing complexity of the power grid. In addition, certain electric utilities may face risks associated with the operation of nuclear power plants. State and other regulators monitor and control utility revenues and costs, and therefore may limit utility profits and dividends paid to investors. Regulatory authorities also may restrict a utility company's access to new markets, thereby diminishing the company's long-term prospects. There can also be no assurance that regulatory policies or accounting standard changes will not negatively affect utilities companies' earnings or dividends.

Historically, electric utilities companies were required by state regulators to build and maintain generation plants, transmission and distribution lines, and other equipment. State regulators set the rates that the companies could charge customers to pay for these costs, spread over as much as 30 years. As the various states move away from the traditional regulatory model toward greater competitiveness among electric utilities, customers will be able to chose different electric suppliers and will no longer pay for the equipment and facilities that were mandated by regulators, thus creating "stranded costs" for their former electricity suppliers. If states fail to enact legislation that permits electricity suppliers to recover their stranded costs, the financial position of these suppliers could be adversely affected, which could cause the value of the Trust's holdings in such companies and its net asset value to fall.

Other Investments. The Trust may also invest in short-term U.S. Government securities and. other money market instruments including certificates of deposit, commercial paper, bankers' acceptances, and repurchase agreements. Under normal market conditions, these investments will constitute less than 5% of the Trust's total assets. However, for temporary defensive purposes, the Trust may invest up to 100% of its total assets in such money market instruments. To the extent allowed by exemptions granted under the 1940 Act and the Trust's other investment policies and restrictions, the investment manager also may invest the Trust's cash in shares of one or more money market funds managed by the investment manager or its affiliates.

OTHER INVESTMENT STRATEGIES

Options. The Trust may write covered call options and purchase put and call options on U.S. or foreign securities that are traded on United States and foreign securities exchanges and in over-the-counter markets in an effort to increase income and reduce fluctuations in net asset value. Over-the-counter options are transacted directly with dealers and not with a clearing corporation, and therefore there is a risk of non-performance by the dealer. The Trust also may write or purchase spread options, which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that is used as a benchmark. There are no percentage limitations on the Trust's investment in options.

The Trust may write call options to partially hedge against a decline in the value of another security or enhance income which the Trust owns or has the right to buy. Call options written by the Trust give the holder the right to buy the underlying security from the Trust at a stated exercise price upon exercise of the option. A call option written by the Trust is "covered" if the Trust owns or has an absolute right (such as by conversion) to obtain the underlying security covered by the call. A call option is also covered if the Trust holds a call on the same security in the same principal amount as the call written and the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Trust in segregated assets determined to be liquid by the investment manager in accordance with procedures established by the Board of Trustees.

In the case of certain options written by the Trust, the Trust may not have control over when the underlying securities must be sold because the holder may exercise the option at any time prior to the expiration of the option. Substantial appreciation in the underlying security is likely to result in the option being exercised at an exercise or "strike" price substantially below the market value of the security, in which case, the Trust will lose the benefit of any appreciation above the "strike" price. To the extent options written by the Trust are exercised and the Trust must deliver portfolio securities to the holder of the option, the Trust's portfolio turnover rate may increase, resulting in a possible increase in realized capital gains. Whether or not an option is exercised, the writer retains the amount of the premium. It will generally be the Trust's policy, in order to avoid the exercise of an option written by it, to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless it is determined to be in the Trust's interest to sell the underlying securities. A closing purchase transaction consists of the Trust purchasing an option having the same terms as the option sold by the Trust and has the effect of canceling the Trust's position as a seller. If the Trust is unable to effect a closing purchase transaction with respect to options in a secondary market, it will not be able to sell the underlying security or other asset covering the option until the option expires or it delivers the underlying security or other asset upon exercise.

The Trust may purchase put options to hedge against a decline in the value of its portfolio. A put option gives the Trust, as purchaser, the right, for a specified period of time, to sell the securities subject to the option to the writer of the put at the specified exercise price. The Trust may purchase call options to hedge against an increase in the price of securities that the Trust anticipates purchasing in the future. The premium paid for the put and call options plus any transaction costs will reduce the benefit, if any, realized by the Trust upon exercise of the options.

Options on Securities Indices. The Trust may purchase put or call options on securities and other financial market indices ("Index Options") as a hedge against general movements in the securities market (or a particular industry or segment of the market). Index Options are similar to options on securities except that, upon exercise, an Index Option gives the holder the right to receive an amount of cash if the closing level of the index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. Price movements in securities which the Trust owns or intends to purchase may not correlate perfectly with movements in the level of an index and, therefore, the Trust bears the risk of a loss on an Index Option which is not completely offset by movements in the price of such securities. The Trust is also authorized to write call options on such Index Options, although the Trust does not intend to write Index Options while any portion of the Notes is outstanding.

When-Issued and Forward Delivery Transactions. Securities may be purchased by the Trust on a "when-issued" or on a "forward delivery" basis, which means that the obligations will be delivered at a future date beyond customary settlement time. Although the Trust is not limited to the amount of securities for which it may have commitments to purchase on such basis, it is expected that in normal circumstances, the Trust will not commit more than 30% of its assets to such purchases. The Trust does not pay for the securities until they are received nor does it start earning interest on them until it is notified of the settlement date. In order to invest its assets immediately, while awaiting delivery of securities purchased on such basis, the Trust will normally invest the amount required to settle the transaction in short-term securities that offer same-day settlement and earnings, but which may bear interest at a lower rate than longer term securities. When-issued and forward delivery transactions are subject to market fluctuation; the value of the securities at delivery maybe more or less than their purchase price and yields generally available on comparable securities when delivery occurs may be higher than yields on the securities obtained pursuant to such transactions.

Repurchase Agreements. The Trust may enter into repurchase agreements (a purchase of and a simultaneous commitment to resell a security at an agreed upon price on an agreed upon date) only with member banks of the Federal Reserve System or dealers recognized by the Federal Reserve Board and only if secured by U.S. Government securities. When participating in repurchase agreements, the Trust buys securities from a vendor (i.e., bank. or broker-dealer), with the agreement that the vendor will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for the Trust to earn a return on available cash at minimal market risk, although the Trust may be subject to various delays and risks of loss in the event of default or insolvency of the vendor, including possible delays or restrictions upon the Trust's ability to sell the underlying securities.

INVESTMENT RESTRICTIONS

The following are fundamental investment restrictions of the Trust, in addition to the Trust's goal, which may not be changed without the approval of the lesser of: (i) 67% of the Trust shares represented at a meeting at which more than 50% of the outstanding Trust shares are represented, or (ii) more than 50% of the outstanding Trust shares. The Trust may not:

1. invest more than 25% of its total assets (valued at the time of investment) in securities of companies engaged principally in any one industry other than the public utilities industry. This restriction does not apply to securities issued or guaranteed by the United States Government or its agencies or instrumentalities;

2. borrow money or issue senior securities to the extent such borrowing would result in a violation of the 1940 Act. Pursuant to the 1940 Act, not more than 33 1/3% of the Trust's total capital structure may consist of borrowings or senior securities, including the Notes, representing indebtedness. For purposes of this restriction, the Trust may enter into privately arranged loans from banks or other persons and may also enter into loans for temporary purposes. Privately arranged loans and temporary borrowings not in excess of 5% of the Trust's total assets (not including the amount borrowed) shall not be deemed a senior security as defined in the 1940 Act;

3. acquire 5% or more of the outstanding voting securities of any single public utility or public utility holding company;

4. pledge, mortgage or hypothecate its assets except to secure permitted borrowings and in connection with collateral arrangements on loans of portfolio securities. For purposes of this restriction, collateral arrangements with respect to forward contracts, futures contracts and options will not be deemed to be pledges or other encumbrances of the Trust's assets;

5. make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The Trust may also make loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom which may be granted by the U.S. Securities and Exchange Commission;

6. underwrite the distribution of securities of other issuers except to the extent, in connection with the resale of its portfolio securities, or the issuance of its own shares, the Trust may be deemed an underwriter as defined in the Securities Act, as amended;

7. invest for the purpose of exercising control over the management of any company;

8. purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities and except in connection with options and other authorized hedging transactions;

9. as an operating policy, purchase or sell commodities or commodity contracts, except that the Trust may enter into contracts for the purchase or sale of debt and/or equity securities for future delivery, including options on domestic and foreign securities, foreign currencies and other financial market indices; or

10. issue any security senior to its Notes, as the term "senior security" is is defined in the 1940 Act, except that the Trust may borrow money subject to investment restriction 2.



DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

         The Trust's Dividend Reinvestment and Cash Purchase Plan (the "Reinvestment Plan") offers a program for the reinvestment of dividends and capital gain distributions in shares of the Trust. The Reinvestment Plan also allows you to purchase additional shares of the Trust by making voluntary cash payments. PFPC Inc. (the "Plan Agent"), P.O. Box 9223, Chelsea, MA 02150-9223, acts as your Plan Agent in administering the Reinvestment Plan. The complete terms and conditions of the Reinvestment Plan are contained in the Trust's Dividend Reinvestment and Cash Purchase Plan Brochure. A copy of that Brochure may be obtained from the Trust by writing to the Trust at P.O. Box 997151, Sacramento, CA 95899-9983.

         Trust shareholders are automatically enrolled in the Reinvestment Plan unless the shareholder elects to receive dividends or distributions in cash. If the Trust declares a dividend or capital gain distribution, Trust shareholders, as a participants in the Reinvestment Plan, will automatically receive an equivalent amount of shares of the Trust purchased on their behalf by the Plan Agent. Trust shareholders who own shares in their own name should notify the Plan Agent, in writing, if they wish to receive dividends or distributions in cash.

         The Reinvestment Plan permits Trust shareholders, on a voluntary basis, to submit in cash payments of not less than $100 each up to a total of $5,000 per month to purchase additional shares of the Trust. These payments should be made by check or money order payable to PFPC Inc. and sent to PFPC Inc., Attn:
Franklin Multi-Income Trust, P.O. Box 9223, Chelsea, MA 02150-9223. Any cash payment will be aggregated with the payments of other participants and invested on the participants' behalf by the Plan Agent in shares of the Trust which are purchased in the open market. The Plan Agent will invest cash payments on approximately the 15th of each month in which no dividend or distribution is payable and, during each month in which a dividend or distribution is payable, will invest cash payments beginning on the dividend payment date.

         Under no circumstances will interest be paid on your voluntary cash payments held by the Plan Agent. Accordingly, Trust shareholders electing to make voluntary cash payments pursuant to the Reinvestment Plan should send such voluntary cash payments shortly before an investment date but in sufficient time to ensure that the payments will reach the Plan Agent not less than 2 business days before an investment date. Payments received less than 2 business days before an investment date will be invested during the next month or, if there are more than 30 days until the next investment date, the Plan Agent intends to return any such cash payments to the participant. Trust shareholders may obtain a refund of any cash payment by written notice, if the Plan Agent receives the written notice not less than 48 hours before an investment date.

         Because the Plan Agent's fees are paid by the Trust, there is no direct charge to participants for participating in the Reinvestment Plan. When shares are purchased in the open market, however, each participant will pay a pro rata portion of any brokerage commissions incurred. In addition, the Plan Agent will deduct a $5.00 service fee from each voluntary cash payment.

         The automatic reinvestment of dividends and capital gain distributions does not relieve Trust shareholders of any taxes that may be payable on dividends or distributions. In connection with the reinvestment of dividends and capital gain distributions, Trust shareholders generally will be treated as having received a distribution equal to the cash distribution that would have been paid.

         The Trust does not issue new shares in connection with the Reinvestment Plan. All investments are in full and fractional shares, carried to three decimal places. If the market price exceeds the NAV, the participating Trust shareholder will receive Trust shares at a price greater than the NAV per share in connection with purchases through the Reinvestment Plan.

         Participating Trust shareholders will receive a monthly account statement from the Plan Agent, showing total dividends and capital gain distributions, date of investment, shares acquired and price per share, and total shares of record held by the shareholder and by the Plan Agent for the benefit of the shareholder. Trust shareholders participating in the Reinvestment Plan may withdraw from the Reinvestment Plan at any time, without penalty, by notifying the Plan Agent in writing at the address above. Upon such withdrawal, shareholders may specify whether: (i) they wish to receive shares issued in the name of the shareholder for all full shares purchased for the benefit of the shareholder pursuant to the Reinvestment Plan, or (ii) they prefer the Plan Agent to sell the shares purchased pursuant to the Reinvestment Plan and forward the proceeds to the shareholder (minus any applicable brokerage commissions and a $5.00 fee). The Trust or the Plan Agent may amend or terminate the Reinvestment Plan. Trust shareholders will receive written notice at least 90 days before the effective date of termination or of any amendment and, in the case of termination, will receive written notice at least 90 days before the record date of any dividend or capital gain distribution by the Trust.



DISTRIBUTION AND TAX INFORMATION

         As indicated on page 21 of the Prospectus/Proxy Statement, the Trust intends to qualify as a RIC under Subchapter M of the Code. In the absence of special circumstances: (i) the Trust will distribute all of its net investment income and gains to shareholders and these distributions generally are taxable as ordinary income or capital gains; (ii) shareholders may be proportionately liable for taxes on income and gains of the Trust, however, shareholders who are not subject to tax on their income will generally not be required to pay tax on amounts distributed to them by the Trust; and (iii) the Trust will inform its shareholders of the amount and nature of the income or gains.

OUTSTANDING SECURITIES OF THE TRUST

The outstanding securities of the Trust, as of [March 31, 2005] are as follows:


----------------------------------------------------------------------------------------------------------
                                                                                    COLUMN (4)
                                                      COLUMN (3)                AMOUNT OUTSTANDING
     COLUMN (1)           COLUMN (2)            AMOUNT HELD BY THE TRUST      EXCLUSIVE OF AMOUNT SHOWN
   TITLE OF CLASS      AMOUNT AUTHORIZED       OR FOR THE TRUST'S ACCOUNT      UNDER COLUMN NO. (3)
----------------------------- ----------------------------- ---------------------------- -----------------

Common Stock

----------------------------------------------------------------------------------------------------------

Senior Notes

----------------------------------------------------------------------------------------------------------


















                                      PROXY

                           FRANKLIN MULTI-INCOME TRUST

                     MEETING OF SHAREHOLDERS - JULY 13, 2005

The undersigned hereby revokes all previous proxies for his or her shares and appoints Harmon E. Burns, Murray L. Simpson, Barbara J. Green and David P. Goss, and each of them, proxies of the undersigned with full power of substitution to vote all the shares of Franklin Multi-Income Trust (the "Trust") that the undersigned is entitled to vote at the Trust's Meeting of Shareholders (the "Meeting") to be held at One Franklin Parkway, San Mateo, CA 94403-1906 at 2:00 p.m. Pacific time on July 13, 2005, including any postponements or adjournment thereof, upon the matters set forth below and instructs them to vote upon any matters that may properly be brought before the Meeting.

This Proxy is solicited on behalf of the Board of Trustees. It will be voted as specified. If no specification is made, this Proxy shall be voted FOR Proposals 1 and 2. If any other matters properly come before the Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with the views of management.

IMPORTANT:  PLEASE SEND IN YOUR PROXY TODAY.

You are urged to date and sign this Proxy and return it promptly whether or not you plan to attend this Meeting in person. This will save the expense of follow-up letters to shareholders who have not responded.

SEE REVERSE        CONTINUED AND TO BE SIGNED ON REVERSE SIDE    SEE REVERSE
SIDE                                                                SIDE





[X] PLEASE MARK
    VOTES AS IN
    THIS EXAMPLE.

THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR PROPOSALS 1 AND 2.

PROPOSAL 1 - To approve an Agreement and Plan of    FOR  AGAINST    ABSTAIN
             Reorganization (the "Plan") between    []    [  ]        [  ]
             the Trust and Franklin Custodian
             Funds, Inc. (the "Company"), on
             behalf of Franklin Income Fund
             ("Income Fund"), that provides for:
             (i) the acquisition of substantially
             all of the assets of the Trust by
             Income Fund in exchange solely for
             Class A shares of Income Fund, (ii)
             the distribution of such shares to the
             holders of shares of the Trust, and
             (iii) the complete liquidation and
             dissolution of the Trust. Shareholders
             of the Trust will receive Class A
             shares of Income Fund with an aggregate
             net asset value equal to the aggregate
             net asset value of such shareholders'
             shares in the Trust.

PROPOSAL 2 - To transact any other business, not      GRANT  WITHHOLD   ABSTAIN
             currently contemplated, that may          [  ]    [  ]       [ ]
             properly come before the Meeting.

                            MARK HERE IF YOU PLAN TO ATTEND THE MEETING   [ ]

                            MARK HERE FOR ADDRESS CHANGE AND NOTE AT LEFT [ ]

                           Note: Please sign exactly as your name appears on the Proxy. If signing for estates, trusts or corporations, your title or capacity should be stated. If shares are held jointly, each holder should sign.

Signature:                         Date:              Signature:
           ----------------------       ------------            ---------------

Date:
      ------------------------












                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                              FRANKLIN INCOME FUND
                                   A SERIES OF
                         FRANKLIN CUSTODIAN FUNDS, INC.

                               DATED MAY __, 2005


              Acquisition of Substantially All of the Assets of the
                           FRANKLIN MULTI-INCOME TRUST

                      By and in exchange for shares of the
                              FRANKLIN INCOME FUND
                   a series of Franklin Custodian Funds, Inc.


         This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of Franklin Multi-Income Trust in exchange for Class A shares of beneficial interest of Franklin Income Fund, a series of Franklin Custodian Funds, Inc. (the "Registrant").

         This SAI consists of this Cover Page and the following documents, each of which is attached and is considered to be a part of this SAI:


     1. Statement of Additional Information of Franklin Income Fund-Class A, B, B1, C and R, dated February 1, 2005.

     2. Annual Report of Franklin Income Fund for fiscal year ended September 30, 2004.

     3.  Annual Report of the Trust for fiscal year ended  March 31, 2004.

     4. Semi-Annual Report of Franklin Multi-Income Trust for the semi-annual fiscal period ended September 30, 2004.

         This SAI is not a prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated May [ ], 2005, relating to the above-referenced transaction. You can request a copy of the Prospectus/Proxy Statement by calling 1-800/DIAL-BEN(R) (1-800-342-5236) or by writing to Franklin Income Fund at P.O. Box997151, Sacramento, CA 95899-9983.

Statement of Additional Information of Franklin Income Fund, dated February 1, 2005, as previously filed via EDGAR is incorporated by reference to the Registrant's Post-Effective Amendment to its Registration Statement on Form N-1A [Accession Number 0000038721-05-000006] filed on February 2, 2005 and will be mailed to all shareholders requesting this SAI.

Annual Report of Franklin Income Fund for fiscal year ended September 30, 2004, as previously filed via EDGAR is incorporated by reference to the Registrant's Annual Report filed on Form N-CSR [Accession No. 0000038721-04-000018] filed on November 29, 2004 and will be mailed to all shareholders requesting this SAI.

Annual Report of Franklin Multi-Income Trust for fiscal year ended March 31, 2004 (the "2004 Annual Report"), as previously filed via EDGAR is incorporated by reference to Franklin Multi-Income Trust's Annual Report filed on Form N-CSR [Accession No. 0000854856-04-000005] filed on June 6, 2004 and will be mailed to all shareholders requesting this SAI. It is anticipated that an updated Annual Report of Franklin Multi-Income Trust to be dated on or about March 31, 2005 (the "2005 Annual Report"), will be available by that date. This 2005 SAI, when available, will: (i) supersede the 2004 Annual Report; (ii) be filed with the SEC, and references in this SAI to the 2004 Annual Report will thereafter include the 2005 Annual Report; and (iii) be mailed to all shareholders who request this SAI.

Semi-Annual Report of Franklin Multi-Income Trust for the semi-annual fiscal period ended September 30, 2004, as previously filed via EDGAR is incorporated by reference to Frankilin Multi-Income Trust's Semi-Annual Report filed on Form N-CSR [Accession No. 0000854856-04-000012] filed on November 30, 2004 and will be mailed to all shareholders requesting this SAI. The 2005 SAI, when available, will: (i) supersede the Semi-Annual Report; (ii) be filed with the SEC, and references in this SAI to the Semi-Annual Report will thereafter include the 2005 Annual Report; and (iii) be mailed to all shareholders who request this SAI.






                                     PART C
                                OTHER INFORMATION

Item 15. Indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to its Articles of Incorporation, the By-Laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 16. Exhibits. The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(1) Copies of the charter of the Registrant as now in effect;

         (a)      Articles of Incorporation dated October 9, 1979 Filing:
                  Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: April 27, 1995

         (b)      Agreement and Articles of Merger dated November 7, 1979
                  Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: April 27, 1995

         (c)      Articles of Amendment dated October 14, 1985 Filing:
                  Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: April 27, 1995

         (d) Articles of Amendment to Articles of Incorporation dated December 13, 2002

         (e) Articles Supplementary to Articles of Incorporation dated September 30, 2003

(2) Copies of the existing by-laws or corresponding instruments of the Registrant;

         (a)      By-Laws
                  Filing: Post-Effective Amendment No. 71 to
                  Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: April 27, 1995

(b)               Amendment dated October 10, 2002 to the Bylaws Filing:
                  Post-Effective Amendment No. 88 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: November 29, 2004

         (c)      Amendment dated May 12, 2004 to the Bylaws Filing:
                  Post-Effective Amendment No. 88 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: November 29, 2004

(3) Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

         Not Applicable

(4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

         (a) Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Proxy Statement/Prospectus contained in Part A of this Registration Statement.

(5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

         (a)      Specimen of Stock Certificate

                  Not Applicable

         (b)      Articles of Incorporation

                  FIFTH Section

         (c)      By-Laws

                  ARTICLE II; ARTICLE VI, Sections 3-4, ARTICLE XI, Section 1;
                  ARTICLE XII, Section 1

(6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

         (a) Management Agreement between the Registrant on behalf of the DynaTech Fund and Franklin Advisers, Inc. dated May 1, 1994
                  Filing: Post-Effective Amendment No. 71 to
                  Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: April 27, 1995

         (b) Management Agreement between the Registrant on behalf of the Income Fund and Franklin Advisers, Inc. dated May 1, 1994
                  Filing: Post-Effective Amendment No. 71 to
                  Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: April 27, 1995

         (c) Management Agreement between the Registrant on behalf of the U.S. Government Securities Fund and Franklin Advisers, Inc. dated May 1, 1994 Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: April 27, 1995

         (d) Management Agreement between the Registrant on behalf of the Utilities Fund and Franklin Advisers, Inc. dated May 1, 1994
                  Filing: Post-Effective Amendment No. 71 to
                  Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: April 27, 1995

         (e) Management Agreement between Registrant on behalf of the Growth Fund and Franklin Investment Advisory Services, Inc. dated July 1, 1997 Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: January 29, 1998

         (f) Assignment and Assumption Agreement of Management Agreement between Franklin Investment Advisory Services, Inc. and Franklin Investment Advisory Services, LLC and acknowledged by Registrant on behalf of the Growth Fund dated October 1, 2004

(7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

         (a) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000 Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
                  File No. 2-11346
                  Filing Date: January 31, 2001

         (b) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003
                  Filing: Post-Effective Amendment No. 88
                  Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: November 29, 2004

(8) Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partially for the benefit of trustees or officers of the registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

         Not Applicable

(9) Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act, for securities and similar investments of the Registrant, including the schedule of remuneration;

         (a) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996 Filing: Post-Effective Amendment No. 74 to
                  Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: August 19, 1996

         (b) Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and Bank of New York
                  Filing: Post-Effective Amendment No. 77 to
                  Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: January 29, 1998

         (c) Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 78 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: November 27, 1998

         (d) Amendment dated September 2003 to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York made as of February 16, 1996

         (e) Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York made as of May 16, 2001
                  Filing: Post-Effective Amendment No. 83 to
                  Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: October 30, 2001

         (f) Amendment dated September 1, 2003 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York
                  Filing: Post-Effective Amendment No. 87 to
                  Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: January 29, 2004

         (g) Amendment dated October 6, 2003, to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York made as May 16, 2001
                  Filing: Post-Effective Amendment No. 87 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: January 29, 2004

         (h) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996 Filing: Post-Effective Amendment No. 74 to
                  Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: August 19, 1996

(10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

         (a) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the DynaTech Fund and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                  Filing: Post-Effective Amendment No. 71 to
                  Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: April 27, 1995

         (b) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Growth Fund and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                  Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: April 27, 1995

         (c) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Income Fund and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                  Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: April 27, 1995

         (d) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the U.S. Government Securities Fund and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                  Filing: Post-Effective Amendment No. 71 to
                  Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: April 27, 1995

         (e) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Utilities Fund and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                  Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: April 27, 1995

         (f) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Utilities Fund, Income Fund and U.S. Government Securities Fund - Class C and
                  Franklin/Templeton Distributors, Inc. dated October 31, 2000
                  Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
                  File No. 2-11346
                  Filing Date: January 31, 2001

         (g) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Growth Fund and DynaTech Fund - Class C and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                  Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
                  File No. 2-11346
                  Filing Date: January 31, 2001

         (h) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Growth Fund - Class B, and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                  Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
                  File No. 2-11346
                  Filing Date: January 31, 2001

         (i) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Income Fund - Class B1, Utilities Fund, and U.S. Government Securities Fund - Class B, and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                  Filing: Post-Effective Amendment No. 81 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: January 31, 2000

         (j) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of DynaTech Fund - Class B and Franklin/Templeton Distributors, Inc. dated February 1, 2000
                  Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
                  File No. 2-11346
                  Filing Date: January 31, 2001

         (k) Distribution Plan pursuant to Rule 12b-1 on behalf of Income Fund - Class B between the Registrant and Franklin/Templeton Distributors, Inc. dated November 1, 2001
                  Filing: Post-Effective Amendment No. 84 to Registration Statement Form N-1A
                  File No. 2-11346
                  Filing Date: December 21, 2001

         (l) Distribution Plan Class R pursuant to Rule 12b-1 on Growth Fund, Income Fund, U.S. Government Securities Fund and Utilities Fund between the Registrant and Franklin/Templeton Distributors, Inc. dated January 1, 2002
                  Filing: Post-Effective Amendment No. 84 to Registration Statement Form N-1A
                  File No. 2-11346
                  Filing Date: December 21, 2001

         (m) Multiple Class Plan on behalf of Franklin Growth Fund dated November 18, 2003 Filing: Post-Effective Amendment No. 88 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: November 29, 2004

         (n) Multiple Class Plan on behalf of Franklin Utilities Fund dated November 18, 2003 Filing: Post-Effective Amendment No. 88 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: November 29, 2004

         (o) Multiple Class Plan on behalf of Franklin DynaTech Fund dated November 18, 2003
                  Filing: Post-Effective Amendment No. 88 to
                  Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: November 29, 2004

         (p) Multiple Class Plan on behalf of Franklin Income Fund dated November 18, 2003
                  Filing: Post-Effective Amendment No. 88 to
                  Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: November 29, 2004

         (q) Multiple Class Plan on behalf of Franklin U.S. Government Securities Fund dated November 18, 2003
                  Filing: Post-Effective Amendment No. 88 to
                  Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: November 29, 2004

(11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;

         (a) Opinion and Consent of Counsel (Bleakley, Platt & Schmidt) dated November 6, 1998
                  Filing: Post-Effective Amendment No. 78
                  to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: November 27, 1998

(12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

         (a) To be filed by amendment.

(13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

         (a) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC
                  Filing: Post-Effective Amendment No. 82 to
                  Registration Statement Form N-1A
                  File No. 2-11346
                  Filing Date: January 31, 2001

(14) Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registrations statement and required by Section 7 of the 1933 Act;

        (a)      Consent of Independent Registered Public Accounting Firm

(15)     All financial statements omitted pursuant to Item 14(a)(1);

         Not Applicable

(l6) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

         (a)      Power of Attorney for Registrant. dated May 12, 2004
                  Filing: Post-Effective Amendment No. 88 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: November 29, 2004

(17) Any additional exhibits which the Registrant may wish to file;

         Not Applicable

Item 17. Undertakings.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.







                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of San Mateo and the State of California, on the 15th day of April, 2005.

                                              FRANKLIN CUSTODIAN FUNDS, INC.
                                                       (Registrant)


                                              By:/S/DAVID P. GOSS
                                                --------------------
                                                 David P. Goss
                                                 Vice President


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Charles B. Johnson*                      Director and Chief Executive
-------------------                      Officer - Investment Management
Charles B. Johnson                       Dated: April 15, 2005


Jimmy D. Gambill*                        Chief Executive Officer-Finance and
-----------------                        Administration
Jimmy D. Gambill                         Dated: April 15, 2005


Galen Vetter*                            Chief Financial Officer
-------------                            Dated: April 15, 2005
Galen Vetter


Harris J. Ashton*                        Trustee
-----------------                        Dated: April 15, 2005
Harris J. Ashton


S. Joseph Fortunato*                     Trustee
---------------------                    Dated: April 15, 2005
S. Joseph Fortunato


Edith E. Holiday*                        Trustee
-----------------                        Dated: April 15, 2005
Edith E. Holiday


Rupert H. Johnson, Jr.*                  Trustee
-----------------------                  Dated: April 15, 2005
Rupert H. Johnson, Jr.


Gordon S. Macklin*                       Trustee
------------------                       Dated: April 15, 2005
Gordon S. Macklin



*By /s/DAVID P. GOSS
   ---------------------
    David P. Goss
    Attorney-in-Fact (Pursuant to Powers of
    Attorney previously filed)









                         FRANKLIN CUSTODIAN FUNDS, INC.
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX


 EXHIBIT NO.                    DESCRIPTION                           LOCATION

EX-99.(1)(a)      Articles of Incorporation dated October 9, 1979         *

EX-99.(1)(b)      Agreement and Articles of Merger dated November 7,      *
                  1979

EX-99.(1)(c)      Articles of Amendment dated October 14, 1985            *

EX-99.(1)(d)      Articles of Amendment to Articles of                 Attached
                  Incorporation dated Attached December 13, 2002

EX-99.(1)(e)      Articles Supplementary to Articles of                Attached
                  Incorporation dated Attached September 30, 2003

EX-99.(2)(a)      By-Laws                                                 *

EX-99.(2)(b)      Amendment dated October 10, 2002 to the Bylaws          *

EX-99.(2)(c)      Amendment dated May 12, 2004 to the Bylaws              *

EX-99.(6)(a)      Management Agreement between the Registrant on          *
                  behalf of the DynaTech Fund and Franklin
                  Advisers, Inc. dated May 1, 1994

EX-99.(6)(b)      Management Agreement between the Registrant on          *
                  behalf of the Income Fund and Franklin
                  Advisers, Inc. dated May 1, 1994

EX-99.(6)(c)      Management Agreement between the Registrant on          *
                  behalf of the U.S. Government Securities Fund and Franklin Advisers, Inc. dated May 1, 1994

EX-99.(6)(d)      Management Agreement between the Registrant on          *
                  behalf of the Utilities Fund and Franklin
                  Advisers, Inc. dated May 1, 1994

EX-99.(6)(e)      Management Agreement between Registrant on              *
                  behalf of the Growth Fund and Franklin
                  Investment Advisory Services, Inc. dated
                  July 1, 1997

EX-99.(6)(f)      Assignment and Assumption Agreement of Management    Attached
                  Agreement between Franklin Investment Advisory
                  Services, Inc. and Franklin Investment Advisory
                  Services, LLC and acknowledged by Registrant on behalf of the Growth Fund dated October 1, 2004

EX-99.(7)(a)      Amended and Restated Distribution Agreement             *
                  between Registrant and Franklin/Templeton
                  Distributors, Inc. dated October 31, 2000

EX-99.(7)(b)      Forms of Dealer Agreements between                      *
                  Franklin/Templeton Distributors, Inc. and
                  Securities Dealers dated November 1, 2003

EX-99.(9)(a)      Master Custody Agreement between Registrant             *
                  and Bank of New York dated February 16, 1996

EX-99.(9)(b)      Amendment dated May 7, 1997 to the Master               *
                  Custody Agreement dated February 16, 1996 between the Registrant and Bank of New York

EX-99.(9)(c)      Amendment dated February 27, 1998 to Master             *
                  Custody Agreement between the Registrant and Bank of New York dated February 16, 1996

EX-99.(9)(d)      Amendment dated September 2003 to Exhibit A of       Attached
                  the Master Attached Custody Agreement between
                  Registrant and Bank of New York
                  made as of February 16, 1996

EX-99.(9)(e)      Amended and Restated Foreign Custody Manager            *
                  Agreement between the Registrant and Bank of New York made as of May 16, 2001

EX-99.(9)(f)      Amendment dated September 1, 2003 to Schedule           *
                  1 of the  Amended and Restated Foreign Custody
                  Manager Agreement between the Registrant and Bank of New York

EX-99.(9)(g)      Amendment dated October 6, 2003, to Schedule 2          *
                  of the Amended and Restated Foreign Custody
                  Manager Agreement between the Registrant and Bank of New York made as May 16, 2001

EX-99.(9)(h)      Terminal Link Agreement between Registrant and          *
                  Bank of New  York dated February 16, 1996

EX-99.(10)(a)     Distribution Plan pursuant to Rule 12b-1 between        *
                  the Registrant on behalf of the DynaTech Fund and Franklin/Templeton Distributors, Inc. dated
                  May 1, 1994

EX-99.(10)(b)     Distribution Plan pursuant to Rule 12b-1 between        *
                  the Registrant on behalf of the Growth Fund and Franklin/Templeton Distributors, Inc. dated
                  May 1, 1994

EX-99.(10)(c)     Distribution Plan pursuant to Rule 12b-1 between        *
                  the Registrant on behalf of the Income Fund and Franklin/Templeton Distributors, Inc. dated
                  May 1, 1994

EX-99.(10)(d)     Distribution Plan pursuant to Rule 12b-1 between        *
                  the  Registrant on behalf of the U.S.
                  Government Securities Fund and
                  Franklin/Templeton Distributors, Inc. dated May
                  1, 1994

EX-99.(10)(e)     Distribution Plan pursuant to Rule 12b-1 between        *
                  the Registrant on behalf of the Utilities Fund and Franklin/Templeton Distributors, Inc. dated
                  May 1, 1994

EX-99.(10)(f)     Distribution Plan pursuant to Rule 12b-1 between        *
                  the Registrant on behalf of the Utilities Fund, Income Fund and U.S. Government Securities Fund -
                  Class C and Franklin/Templeton Distributors, Inc.
                  dated October 31, 2000

EX-99.(10)(g)     Distribution Plan pursuant to Rule 12b-1 between        *
                  the Registrant on behalf of the Growth Fund and DynaTech Fund - Class C and
                  Franklin/Templeton Distributors, Inc. dated
                  October 31, 2000

Ex-99.(10)(h)     Distribution Plan pursuant to Rule 12b-1 between        *
                  Registrant, on behalf of Growth Fund - Class
                  B, and Franklin/Templeton Distributors, Inc.
                  dated October 16, 1998

EX-99.(10)(i)     Distribution Plan pursuant to Rule 12b-1 between        *
                  Registrant, on behalf of Income Fund - Class B1,
                  Utilities Fund, and U.S. Government Securities Fund -
                  Class B, and Franklin/Templeton Distributors, Inc.
                  dated October 16, 1998

EX-99.(10)(j)     Distribution Plan pursuant to Rule 12b-1 between        *
                  Registrant, on behalf of DynaTech Fund - Class
                  B and Franklin/Templeton Distributors, Inc.
                  dated February 1, 2000

EX-99.(10)(k)     Distribution Plan pursuant to Rule 12b-1 on             *
                  behalf of Income Fund - Class B between the
                  Registrant and Franklin/Templeton Distributors,
                  Inc. dated November 1, 2001

EX-99.(10)(l)     Distribution Plan Class R pursuant to Rule 12b-1        *
                  on Growth Fund, Income Fund, U.S. Government
                  Securities Fund and Utilities Fund between the
                  Registrant and Franklin/Templeton Distributors,
                  Inc. dated January 1, 2002

EX-99.(10)(m)     Multiple Class Plan on behalf of Franklin Growth        *
                  Fund dated November 18, 2003

EX-99.(10)(n)     Multiple Class Plan on behalf of Franklin               *
                  Utilities Fund dated November 18, 2003

EX-99.(10)(o)     Multiple Class Plan on behalf of Franklin               *
                  DynaTech Fund dated November 18, 2003

EX-99.(10)(p)     Multiple Class Plan on behalf of Franklin Income        *
                  Fund dated November 18, 2003

EX-99.(10)(q)     Multiple Class Plan on behalf of Franklin U.S.          *
                  Government Securities Fund dated November 18,
                  2003

EX-99.(11)(a)     Opinion and Consent of Counsel dated November 6,        *
                  1998

EX-99.(13)(a)     Subcontract for Fund Administrative Services            *
                  dated January 1, 2001 between Franklin
                  Advisers, Inc. and Franklin
                  Templeton Services, LLC

EX-99.(14)(a)     Consent of Independent Registered Public             Attached
                  Accounting Firm Attached

EX-99.(16)(a)     Power of Attorney for Franklin Custodian Funds          *
                  dated May 12, 2004


*Incorporated by Reference